UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21839

AARP PORTFOLIOS

(Exact name of registrant as specified in charter)

650 F. STREET NW

WASHINGTON, DC 20004

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

RICHARD M. HISEY AARP FINANCIAL INCORPORATED 2 HIGHWOOD DRIVE, SUITE 202 TEWKBURY, MA 01876	MARC R. DUFFY AARP FUNDS 650 F. STREET NW WASHINGTON, DC 20004

Registrant’s telephone number, including area code: (202) 434-3650

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Item 1.	Schedule of Investments.

U.S. Stock Market Portfolio

International Stock Market Portfolio

U.S. Bond Market Portfolio

AARP Portfolios

U.S. Stock Market Portfolio

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 100.4%

Consumer Discretionary - 10.8%
[1]99 Cents Only Stores	200	$1,848
Aaron Rents, Inc.	221	5,892
Abercrombie & Fitch Co.	396	9,425
1ACCO Brands Corp.	160	157
Advance Auto Parts, Inc.	500	20,540
[1]Aeropostale, Inc.	355	9,429
1AFC Enterprises, Inc.	100	451
[1]Amazon.com, Inc.	1,594	117,063
Ambassadors Group, Inc.	100	812
American Axle & Manufacturing Holdings, Inc.	200	264
American Eagle Outfitters, Inc.	884	10,820
American Greetings Corp.	200	1,012
Ameristar Casinos, Inc.	158	1,988
Andersons, Inc.	100	1,414
[1]AnnTaylor Stores Corp.	270	1,404
ArvinMeritor, Inc.	200	158
Asbury Automotive Group, Inc.	100	431
[1]Ascent Media Corp.	50	1,250
1ATC Technology Corp.	100	1,120
Autoliv, Inc.	300	5,571
[1]AutoNation, Inc.	663	9,202
[1]AutoZone, Inc.	197	32,036
[1]Avis Budget Group, Inc.	288	262
[1]Bare Escentuals, Inc.	200	820
Barnes & Noble, Inc.	226	4,832
[1]Beacon Roofing Supply, Inc.	175	2,343
[1]Beazer Homes USA, Inc.	88	89
Bebe Stores, Inc.	100	667
[1]Bed Bath & Beyond, Inc.	1,179	29,180
Belo Corp.	250	152
Best Buy Co., Inc.	1,586	60,205
Big 5 Sporting Goods Corp.	100	587
[1]Big Lots, Inc.	370	7,689
1BJ’s Wholesale Club, Inc.	253	8,093
Black & Decker Corp.	327	10,320
[1]Blockbuster, Inc.	300	216
[1]Blue Nile, Inc.	100	3,015
Blyth, Inc.	25	653
Bob Evans Farms, Inc.	190	4,260
[1]Borders Group, Inc.	100	63
BorgWarner, Inc.	560	11,368
Boyd Gaming Corp.	158	589
[1]Brightpoint, Inc.	105	449
Brinker International, Inc.	485	7,323
[1]Brocade Communications Systems, Inc.	1,495	5,158
Brown Shoe Co., Inc.	130	487
Brunswick Corp.	299	1,032
Buckle, Inc.	150	4,789
[1]Buffalo Wild Wings, Inc.	100	3,658
Burger King Holdings, Inc.	400	9,180
[1]Cabela’s, Inc.	94	856
Cablevision Systems Corp.	1,147	14,842
[1]California Pizza Kitchen, Inc.	150	1,962
Callaway Golf Co.	220	1,580
[1]Carmax, Inc.	1,058	13,162
Carnival Corp.	2,000	43,200
[1]Carter’s, Inc.	260	4,891
Cato Corp.	100	1,828
CBS Corp.	2,457	9,435
1CEC Entertainment, Inc.	150	3,882
Centex Corp.	635	4,762
[1]Champion Enterprises, Inc.	210	101
[1]Charlotte Russe Holding, Inc.	100	815
[1]Charming Shoppes, Inc.	250	350
[1]Charter Communications, Inc.	1,200	25
[1]Cheesecake Factory, Inc.	270	3,091
[1]Chico’s FAS, Inc.	899	4,828
[1]Childrens Place Retail Stores, Inc.	130	2,846
[1]Chipotle Mexican Grill, Inc., Class A	42	2,788
[1]Chipotle Mexican Grill, Inc., Class B	60	3,439
Choice Hotels International, Inc.	200	5,164
Christopher & Banks Corp.	100	409
Churchill Downs, Inc.	100	3,006
Cinemark Holdings, Inc.	200	1,878
CKE Restaurants, Inc.	200	1,680
1CKX, Inc.	200	820
[1]Clear Channel Outdoor Holdings, Inc.	100	367
[1]Coach, Inc.	1,500	25,050
[1]Coldwater Creek, Inc.	175	439
[1]Collective Brands, Inc.	380	3,701
Columbia Sportswear Co.	55	1,646
Comcast Corp., Class A	8,900	121,396
Comcast Corp., Special Class A	3,700	47,619
Cooper Tire & Rubber Co.	210	848
[1]Copart, Inc.	300	8,898
Costco Wholesale Corp.	2,000	92,640
[1]Cox Radio, Inc.	100	410
Cracker Barrel Old Country Store, Inc.	107	3,064
1CROCS, Inc.	302	359
1CTC Media, Inc.	200	912
D.R. Horton, Inc.	1,377	13,357
Darden Restaurants, Inc.	600	20,556
[1]Deckers Outdoor Corp.	37	1,962
1DG FastChannel, Inc.	100	1,877
[1]Dick’s Sporting Goods, Inc.	486	6,935
Dillard’s, Inc.	243	1,385
DineEquity, Inc.	30	356
1DIRECTV Group, Inc.	2,673	60,918
[1]Discovery Communications, Inc., Ser. A	600	9,612
[1]Discovery Communications, Inc., Ser. C	700	10,255
1DISH Network Corp.	1,009	11,210
[1]Dolby Laboratories, Inc.	300	10,233
[1]Dollar Tree, Inc.	431	19,201
[1]Domino’s Pizza, Inc.	152	996
[1]DreamWorks Animation SKG, Inc.	260	5,626
[1]Dress Barn, Inc.	200	2,458
1DSW, Inc.	100	929
1DTS, Inc.	100	2,406

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Consumer Discretionary - (continued)
Eastman Kodak Co.	1,063	$4,039
Entercom Communications Corp.	60	66
[1]Entravision Communications Corp.	200	52
Ethan Allen Interiors, Inc.	150	1,689
EW Scripps Co.	120	162
[1]Exide Technologies	200	600
[1]Expedia, Inc.	919	8,345
Family Dollar Stores, Inc.	584	19,488
Federal Signal Corp.	100	527
Finish Line, Inc.	93	616
Foot Locker, Inc.	604	6,330
[1]Ford Motor Co.	9,224	24,259
Fortune Brands, Inc.	700	17,185
[1]Fossil, Inc.	180	2,826
Fred’s, Inc.	100	1,128
[1]Fuel Systems Solutions, Inc.	100	1,348
Furniture Brands International, Inc.	80	118
[1]GameStop Corp., Class A	732	20,511
Gannett Co., Inc.	850	1,870
Gap, Inc.	2,230	28,968
Garmin Ltd.	537	11,390
[1]Gaylord Entertainment Co.	194	1,616
General Motors Corp.	2,119	4,111
[1]Genesco, Inc.	100	1,883
Gentex Corp.	573	5,707
[1]GeoEye, Inc.	100	1,975
[1]Goodyear Tire & Rubber Co.	900	5,634
Group 1 Automotive, Inc.	100	1,397
1GSI Commerce, Inc.	100	1,310
Guess?, Inc.	200	4,216
[1]Gymboree Corp.	124	2,647
[1]Hanesbrands, Inc.	359	3,436
Harley-Davidson, Inc.	1,100	14,729
Harman International Industries, Inc.	217	2,936
Harte-Hanks, Inc.	180	963
Hasbro, Inc.	613	15,368
Hearst-Argyle Television, Inc.	87	362
[1]Helen of Troy Ltd.	100	1,375
[1]Hertz Global Holdings, Inc.	600	2,358
[1]Hibbett Sports, Inc.	160	3,075
HNI Corp.	108	1,123
Home Depot, Inc.	7,800	183,768
[1]Hot Topic, Inc.	200	2,238
[1]Hovnanian Enterprises, Inc.	96	150
1HSN, Inc.	136	699
[1]Insight Enterprises, Inc.	180	551
Interactive Data Corp.	170	4,226
Interface, Inc.	100	299
[1]Interline Brands, Inc.	100	843
International Game Technology	1,400	12,908
International Speedway Corp.	150	3,309
[1]Interpublic Group of Cos., Inc.	2,300	9,476
[1]Interval Leisure Group, Inc.	136	721
[1]inVentiv Health, Inc.	100	816
1J. Crew Group, Inc.	200	2,636
[1]Jack in the Box, Inc.	262	6,102
[1]Jakks Pacific, Inc.	100	1,235
JCPenney Co., Inc.	967	19,408
1Jo-Ann Stores, Inc.	100	1,634
John Wiley & Sons, Inc.	170	5,063
Johnson Controls, Inc.	2,700	32,400
Jones Apparel Group, Inc.	322	1,359
[1]Jos A. Bank Clothiers, Inc.	100	2,781
Journal Communications, Inc.	200	150
K-Swiss, Inc.	50	427
KB Home	274	3,611
Kimball International, Inc.	100	656
Knoll, Inc.	106	650
[1]Knology, Inc.	100	412
[1]Kohl’s Corp.	1,302	55,101
[1]Krispy Kreme Doughnuts, Inc.	200	320
La-Z-Boy, Inc.	200	250
[1]Lamar Advertising Co.	284	2,769
Lancaster Colony Corp.	110	4,563
Landry’s Restaurants, Inc.	100	522
[1]Las Vegas Sands Corp.	1,388	4,178
[1]Lear Corp.	240	180
Lee Enterprises, Inc.	80	22
Leggett & Platt, Inc.	800	10,392
Lennar Corp.	593	4,453
[1]Liberty Global, Inc.	585	8,266
[1]Liberty Media Corp. - Entertainment	2,200	43,890
[1]Liberty Media Holding Corp. - Capital	440	3,071
[1]Liberty Media Holding Corp. - Interactive	2,704	7,842
[1]Life Time Fitness, Inc.	100	1,256
Limited Brands, Inc.	1,387	12,067
[1]Lions Gate Entertainment Corp.	400	2,020
[1]Live Nation, Inc.	200	534
Liz Claiborne, Inc.	302	746
1LKQ Corp.	592	8,448
Lowe’s Cos., Inc.	6,700	122,275
[1]Lululemon Athletica, Inc.	100	866
1M&F Worldwide Corp.	50	585
Macy’s, Inc.	1,956	17,408
Marcus Corp.	100	850
Marriott International, Inc.	1,315	21,513
[1]Marvel Entertainment, Inc.	200	5,310
Mattel, Inc.	1,726	19,901
Matthews International Corp.	200	5,762
McClatchy Co.	116	57
McDonald’s Corp.	5,100	278,307
McGraw-Hill Cos., Inc.	1,432	32,750
MDC Holdings, Inc.	200	6,228
Media General, Inc.	40	77
[1]Mediacom Communications Corp.	200	806
Men’s Wearhouse, Inc.	160	2,422
Meredith Corp.	189	3,145
[1]Meritage Homes Corp.	100	1,142

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Consumer Discretionary - (continued)
1MGM Mirage	382	$890
Modine Manufacturing Co.	60	150
[1]Mohawk Industries, Inc.	288	8,603
Monro Muffler, Inc.	100	2,733
[1]Morgans Hotel Group Co.	100	311
Movado Group, Inc.	100	754
[1]Move, Inc.	300	435
National CineMedia, Inc.	200	2,636
[1]NetFlix, Inc.	260	11,159
New York Times Co.	501	2,265
Newell Rubbermaid, Inc.	1,100	7,018
News Corp., Class A	8,300	54,946
News Corp., Class B	2,103	16,193
Nike, Inc.	1,660	77,837
Nordstrom, Inc.	800	13,400
NutriSystem, Inc.	111	1,584
1NVR, Inc.	16	6,844
O’Charleys, Inc.	100	301
1O’Reilly Automotive, Inc.	555	19,431
[1]Office Depot, Inc.	991	1,298
OfficeMax, Inc.	290	905
Omnicom Group, Inc.	1,382	32,339
Orient-Express Hotels Ltd.	200	820
[1]Overstock.com, Inc.	100	915
Oxford Industries, Inc.	42	259
[1]Pacific Sunwear of California, Inc.	190	315
[1]Panera Bread Co.	141	7,882
[1]Papa John’s International, Inc.	160	3,659
[1]Penn National Gaming, Inc.	290	7,003
Penske Automotive Group, Inc.	154	1,437
PEP Boys-Manny Moe & Jack	100	441
PetSmart, Inc.	582	12,199
1PF Chang’s China Bistro, Inc.	140	3,203
Phillips-Van Heusen, Corp.	208	4,717
[1]Pier 1 Imports, Inc.	300	168
[1]Pinnacle Entertainment, Inc.	170	1,197
Polaris Industries, Inc.	160	3,430
Polo Ralph Lauren Corp.	300	12,675
Pool Corp.	180	2,412
[1]Priceline.com, Inc.	171	13,471
Pulte Homes, Inc.	1,048	11,455
[1]Quiksilver, Inc.	350	448
RadioShack Corp.	640	5,485
1RC2 Corp.	100	527
[1]Red Robin Gourmet Burgers, Inc.	41	723
Regal Entertainment Group	280	3,755
Regis Corp.	160	2,312
[1]Rent-A-Center, Inc.	300	5,811
[1]Retail Ventures, Inc.	100	152
Ross Stores, Inc.	593	21,277
Royal Caribbean Cruises Ltd.	685	5,487
[1]Ruby Tuesday, Inc.	200	584
[1]Rush Enterprises, Inc.	200	1,784
Ryland Group, Inc.	206	3,432
[1]Saks, Inc.	553	1,034
Sauer-Danfoss, Inc.	100	244
Scholastic Corp.	133	2,004
[1]School Specialty, Inc.	40	704
[1]Scientific Games Corp.	280	3,391
Scripps Networks Interactive, Inc.	360	8,104
Sealy Corp.	100	149
[1]Sears Holdings Corp.	377	17,233
Sherwin-Williams Co.	421	21,879
[1]Shuffle Master, Inc.	60	172
Sinclair Broadcast Group, Inc.	200	206
[1]Sirius XM Radio, Inc.	15,200	5,320
[1]Skechers U.S.A., Inc.	100	667
[1]Smith & Wesson Holding Corp.	100	602
Snap-On, Inc.	229	5,748
Sonic Automotive, Inc.	100	160
[1]Sonic Corp.	236	2,365
Speedway Motorsports, Inc.	100	1,182
Stage Stores, Inc.	90	907
[1]Standard-Pacific Corp.	308	271
Stanley Works	290	8,445
Staples, Inc.	3,282	59,437
[1]Starbucks Corp.	3,390	37,663
Starwood Hotels & Resorts Worldwide, Inc.	900	11,430
[1]Steak N Shake Co.	100	757
[1]Steven Madden Ltd.	54	1,014
Superior Industries International, Inc.	100	1,185
Talbots, Inc.	100	351
Target Corp.	3,300	113,487
Tempur-Pedic International, Inc.	200	1,460
[1]Tenneco, Inc.	180	293
[1]Texas Roadhouse, Inc.	152	1,449
Thor Industries, Inc.	150	2,343
[1]Ticketmaster	136	502
Tiffany & Co.	600	12,936
Tim Hortons, Inc.	800	20,296
[1]Timberland Co.	170	2,030
Time Warner, Inc.	5,499	106,131
[1]Titan Machinery, Inc.	100	899
[1]Tivo, Inc.	300	2,112
TJX Cos., Inc.	1,911	48,998
[1]Toll Brothers, Inc.	619	11,241
Toro Co.	200	4,836
[1]Tractor Supply Co.	179	6,455
[1]True Religion Apparel, Inc.	100	1,181
1TRW Automotive Holdings Corp.	160	515
Tupperware Brands Corp.	280	4,757
[1]Tween Brands, Inc.	150	321
[1]Under Armour, Inc.	122	2,004
UniFirst Corp.	100	2,784
[1]United Rentals, Inc.	234	985
[1]Universal Electronics, Inc.	100	1,810
[1]Urban Outfitters, Inc.	526	8,611
V.F. Corp.	400	22,844

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Consumer Discretionary - (continued)
[1]Vail Resorts, Inc.	78	$1,594
[1]Viacom, Inc.	2,400	41,712
Virgin Media, Inc.	1,069	5,131
[1]Volcom, Inc.	100	970
WABCO Holdings, Inc.	200	2,462
Wabtec Corp.	270	7,123
Wal-Mart Stores, Inc.	10,800	562,680
Walt Disney Co.	8,000	145,280
[1]Warnaco Group, Inc.	180	4,320
Warner Music Group Corp.	80	188
Washington Post Co.	26	9,285
Wendy’s	1,668	8,390
1WESCO International, Inc.	200	3,624
[1]Wet Seal, Inc.	600	2,016
Whirlpool Corp.	308	9,114
Williams-Sonoma, Inc.	488	4,919
Winnebago Industries, Inc.	40	212
1WMS Industries, Inc.	250	5,227
Wolverine World Wide, Inc.	200	3,116
World Wrestling Entertainment, Inc.	100	1,154
Wyndham Worldwide Corp.	700	2,940
[1]Wynn Resorts Ltd.	331	6,610
Yum! Brands, Inc.	2,100	57,708
[1]Zale Corp.	170	331
[1]Zumiez, Inc.	100	970

Total Consumer Discretionary		4,108,034

Consumer Staples - 9.6%
Alberto-Culver Co.	413	9,338
[1]Alliance One International, Inc.	300	1,152
Altria Group, Inc.	9,400	150,588
Archer-Daniels-Midland Co.	2,600	72,228
Avon Products, Inc.	2,000	38,460
[1]Boston Beer Co., Inc.	100	2,086
Brown-Forman Corp.	400	15,532
Bunge Ltd.	538	30,478
Cal-Maine Foods, Inc.	100	2,239
Campbell Soup Co.	1,047	28,646
Casey’s General Stores, Inc.	180	4,799
[1]Central European Distribution Corp.	200	2,152
[1]Central Garden and Pet Co.	40	304
[1]Central Garden and Pet Co., Class A (Non-voting)	80	602
[1]Chattem, Inc.	51	2,859
[1]Chiquita Brands International, Inc.	178	1,180
Church & Dwight Co., Inc.	380	19,847
Clorox Co.	600	30,888
Coca-Cola Co.	9,500	417,525
Coca-Cola Enterprises, Inc.	1,400	18,466
Colgate-Palmolive Co.	2,280	134,474
ConAgra Foods, Inc.	1,971	33,251
[1]Constellation Brands, Inc.	910	10,829
Corn Products International, Inc.	351	7,441
CVS Corp.	6,600	181,434
[1]Dean Foods Co.	700	12,656
Del Monte Foods Co.	960	6,998
Diamond Foods, Inc.	100	2,793
1Dr Pepper Snapple Group, Inc.	1,100	18,601
[1]Elizabeth Arden, Inc.	100	583
Estee Lauder Cos., Inc.	500	12,325
Flowers Foods, Inc.	400	9,392
General Mills, Inc.	1,529	76,267
[1]Great Atlantic & Pacific Tea Co.	112	595
[1]Green Mountain Coffee Roasters, Inc.	100	4,800
H.J. Heinz Co.	1,449	47,904
[1]Hain Celestial Group, Inc.	180	2,563
[1]Hansen Natural Corp.	352	12,672
Herbalife Ltd.	250	3,745
Hershey Co.	697	24,221
Hormel Foods Corp.	389	12,335
Ingles Markets, Inc.	100	1,493
J&J Snack Foods Corp.	100	3,459
J.M. Smucker Co.	537	20,014
Kellogg Co.	1,199	43,919
Kimberly-Clark Corp.	1,935	89,223
Kraft Foods, Inc.	6,704	149,432
Kroger Co.	2,843	60,329
Lance, Inc.	100	2,082
Lorillard, Inc.	747	46,120
McCormick & Co., Inc.	533	15,761
Molson Coors Brewing Co.	676	23,173
Nash Finch Co.	100	2,809
1NBTY, Inc.	190	2,675
Nu Skin Enterprises, Inc.	300	3,147
[1]Pantry, Inc.	130	2,289
[1]Peet’s Coffee & Tea, Inc.	100	2,162
Pepsi Bottling Group, Inc.	660	14,612
PepsiAmericas, Inc.	300	5,175
PepsiCo, Inc.	7,100	365,508
[1]PetMed Express, Inc.	100	1,648
Philip Morris International, Inc.	9,300	330,894
[1]Prestige Brands Holdings, Inc.	100	518
Procter & Gamble Co.	13,500	635,715
[1]Ralcorp Holdings, Inc.	263	14,171
[1]Rite Aid Corp.	2,350	846
Ruddick Corp.	200	4,490
Safeway, Inc.	1,905	38,462
[1]Sally Beauty Holdings, Inc.	190	1,079
Sanderson Farms, Inc.	100	3,755
Sara Lee Corp.	3,127	25,266
Schweitzer-Mauduit International, Inc.	100	1,846
Seaboard Corp.	1	1,010
Sensient Technologies Corp.	261	6,134
[1]Smart Balance, Inc.	400	2,416
[1]Smithfield Foods, Inc.	659	6,234
Spartan Stores, Inc.	100	1,541
[1]Steiner Leisure Ltd.	100	2,441
SUPERVALU, Inc.	964	13,766
SYSCO Corp.	2,700	61,560

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Consumer Staples - (continued)
[1]Tejon Ranch Co.	100	$2,067
Terra Industries, Inc.	461	12,950
Tootsie Roll Industries, Inc.	109	2,371
[1]TreeHouse Foods, Inc.	200	5,758
Tyson Foods, Inc.	1,430	13,428
[1]United Natural Foods, Inc.	160	3,035
Universal Corp.	109	3,261
1USANA Health Sciences, Inc.	100	2,236
Vector Group Ltd.	210	2,728
Walgreen Co.	4,500	116,820
WD-40 Co.	100	2,414
Weis Markets, Inc.	100	3,104
Whole Foods Market, Inc.	689	11,575
[1]Winn-Dixie Stores, Inc.	300	2,868

Total Consumer Staples		3,657,037

Energy - 11.7%
[1]Allis-Chalmers Energy, Inc.	100	193
Anadarko Petroleum Corp.	2,100	81,669
Apache Corp.	1,539	98,634
[1]Arena Resources, Inc.	200	5,096
Atlas America, Inc.	100	875
1ATP Oil & Gas Corp.	148	759
[1]Atwood Oceanics, Inc.	300	4,977
Baker Hughes, Inc.	1,449	41,369
[1]Basic Energy Services, Inc.	100	647
Berry Petroleum Co.	160	1,754
[1]Bill Barrett Corp.	140	3,114
BJ Services Co.	1,315	13,084
1BPZ Resources, Inc.	200	740
[1]Brigham Exploration Co.	200	380
[1]Bronco Drilling Co., Inc.	100	526
Cabot Oil & Gas Corp.	459	10,819
[1]Cameron International Corp.	1,000	21,930
CARBO Ceramics, Inc.	80	2,275
[1]Carrizo Oil & Gas, Inc.	100	888
Chesapeake Energy Corp.	2,621	44,714
Chevron Corp.	9,300	625,332
Cimarex Energy Co.	406	7,462
[1]Clayton Williams Energy, Inc.	35	1,023
1CNX Gas Corp.	100	2,371
[1]Complete Production Services, Inc.	200	616
[1]Comstock Resources, Inc.	260	7,748
[1]Concho Resources, Inc.	300	7,677
ConocoPhillips	6,461	253,013
[1]Contango Oil & Gas Co.	66	2,587
[1]Continental Resources, Inc.	200	4,242
Core Laboratories NV	78	5,706
Crosstex Energy, Inc.	119	195
1CVR Energy, Inc.	100	554
[1]Dawson Geophysical Co.	34	459
[1]Delta Petroleum Corp.	200	240
[1]Denbury Resources, Inc.	1,136	16,881
Devon Energy Corp.	1,943	86,833
Diamond Offshore Drilling, Inc.	300	18,858
[1]Dresser-Rand Group, Inc.	398	8,796
[1]Dril-Quip, Inc.	100	3,070
El Paso Corp.	3,145	19,656
[1]Encore Acquisition Co.	200	4,654
ENSCO International, Inc.	623	16,447
EOG Resources, Inc.	1,200	65,712
1EXCO Resources, Inc.	829	8,290
[1]Exterran Holdings, Inc.	231	3,701
Exxon Mobil Corp.	23,274	1,584,959
[1]Flotek Industries, Inc.	100	157
1FMC Technologies, Inc.	600	18,822
[1]Forest Oil Corp.	411	5,405
Frontier Oil Corp.	453	5,794
[1]Global Industries Ltd.	330	1,267
1GMX Resources, Inc.	100	650
[1]Goodrich Petroleum Corp.	90	1,742
Gulf Island Fabrication, Inc.	100	801
[1]GulfMark Offshore, Inc.	100	2,386
[1]Gulfport Energy Corp.	100	232
Halliburton Co.	4,100	63,427
[1]Harvest Natural Resources, Inc.	100	339
[1]Helix Energy Solutions Group, Inc.	297	1,527
Helmerich & Payne, Inc.	500	11,385
[1]Hercules Offshore, Inc.	300	474
Hess Corp.	1,360	73,712
Holly Corp.	211	4,473
[1]Hornbeck Offshore Services, Inc.	100	1,524
1ION Geophysical Corp.	300	468
[1]Key Energy Services, Inc.	700	2,016
Lufkin Industries, Inc.	56	2,121
Marathon Oil Corp.	3,180	83,602
[1]Mariner Energy, Inc	300	2,325
[1]Matrix Service Co.	100	822
1McMoRan Exploration Co.	200	940
Murphy Oil Corp.	799	35,771
[1]Nabors Industries Ltd.	1,300	12,987
1NATCO Group, Inc.	100	1,893
[1]National Oilwell Varco, Inc.	1,943	55,784
[1]Newfield Exploration Co.	591	13,416
[1]Newpark Resources, Inc.	300	759
Noble Corp.	1,197	28,836
Noble Energy, Inc.	761	41,003
Occidental Petroleum Corp.	3,747	208,521
[1]Oceaneering International, Inc.	280	10,324
[1]Oil States International, Inc.	183	2,456
[1]Oilsands Quest, Inc.	600	432
[1]Parallel Petroleum Corp.	82	105
[1]Parker Drilling Co.	470	865
Patterson-UTI Energy, Inc.	777	6,962
Penn Virginia Corp.	160	1,757
[1]Petroleum Development Corp.	50	590
[1]PetroQuest Energy, Inc.	200	480
[1]Pioneer Drilling Co.	171	561

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Energy - (continued)
Pioneer Natural Resources Co.	550	$9,058
[1]Plains Exploration & Production Co.	438	7,547
[1]Pride International, Inc.	800	14,384
[1]Quicksilver Resources, Inc.	400	2,216
Range Resources Corp.	752	30,952
[1]Rosetta Resources, Inc.	208	1,030
Rowan Cos., Inc.	499	5,973
RPC, Inc.	100	663
[1]SandRidge Energy, Inc.	566	3,730
Schlumberger Ltd.	5,500	223,410
1SEACOR Holdings, Inc.	80	4,665
Smith International, Inc.	962	20,664
St. Mary Land & Exploration Co.	216	2,858
[1]Stone Energy Corp.	156	519
Sunoco, Inc.	533	14,114
[1]Superior Energy Services	300	3,867
[1]Superior Well Services, Inc.	100	513
[1]Swift Energy Co.	140	1,022
1T-3 Energy Services, Inc.	58	683
[1]Tesco Corp.	200	1,564
Tesoro Corp.	605	8,149
[1]Tetra Technologies, Inc.	220	715
Tidewater, Inc.	200	7,426
[1]Transocean Ltd.	1,480	87,083
[1]Trico Marine Services, Inc.	100	210
[1]Ultra Petroleum Corp.	753	27,025
[1]Unit Corp.	212	4,435
[1]Vaalco Energy, Inc.	400	2,116
Valero Energy Corp.	2,300	41,170
[1]Venoco, Inc.	100	328
W&T Offshore, Inc.	113	695
[1]Warren Resources, Inc.	200	192
[1]Weatherford International Ltd.	3,200	35,424
Western Refining, Inc.	100	1,194
[1]Whiting Petroleum Corp.	250	6,462
[1]Willbros Group, Inc.	200	1,940
Williams Cos., Inc.	2,744	31,227
XTO Energy, Inc.	2,500	76,550

Total Energy		4,483,211

Financials - 12.8%
1st Source Corp.	100	1,805
[2]Acadia Realty Trust	104	1,103
ACE Ltd.	1,495	60,398
Advanta Corp.	81	53
[1]Affiliated Managers Group, Inc.	200	8,342
AFLAC, Inc.	2,094	40,540
[2]Alexander’s, Inc.	8	1,363
[2]Alexandria Real Estate Equities, Inc.	150	5,460
[1]Alleghany Corp.	27	7,182
Allied Capital Corp.	700	1,113
Allied World Assurance Holdings Ltd.	200	7,606
Allstate Corp.	2,300	44,045
2AMB Property Corp.	462	6,653
AMBAC Financial Group, Inc.	1,089	849
AMCORE Financial, Inc.	112	179
[2]American Campus Communities, Inc.	216	3,750
American Capital Ltd.	802	1,500
American Equity Investment Life Holding Co.	200	832
American Express Co.	4,700	64,061
American Financial Group, Inc.	300	4,815
American International Group, Inc.	11,000	11,000
American Physicians Capital, Inc.	100	4,092
[1]AmeriCredit Corp.	364	2,133
Ameriprise Financial, Inc.	942	19,302
[1]Amerisafe, Inc.	100	1,532
Amtrust Financial Services, Inc.	100	955
Anchor BanCorp Wisconsin, Inc.	100	135
Annaly Mortgage Management, Inc.	2,400	33,288
[2]Anthracite Capital, Inc.	200	68
[2]Anworth Mortgage Asset Corp.	600	3,678
AON Corp.	1,100	44,902
[2]Apartment Investment & Management Co.	530	2,904
Apollo Investment Corp.	536	1,865
[2]Arbor Realty Trust, Inc.	130	94
[1]Arch Capital Group Ltd.	205	11,041
Ares Capital Corp.	388	1,878
[1]Argo Group International Holdings Ltd.	145	4,369
Arrow Financial Corp.	100	2,369
Arthur J. Gallagher & Co.	433	7,361
[2]Ashford Hospitality Trust, Inc.	300	462
Aspen Insurance Holdings Ltd.	400	8,984
Associated Banc-Corp	500	7,720
Assurant, Inc.	550	11,979
Assured Guaranty Ltd.	190	1,286
Astoria Financial Corp.	340	3,125
[2]AvalonBay Communities, Inc.	400	18,824
Axis Capital Holdings Ltd.	658	14,831
BancorpSouth, Inc.	332	6,919
Bank Mutual Corp.	200	1,812
Bank of America Corp.	29,300	199,826
Bank of Hawaii Corp.	200	6,596
Bank of New York Mellon Corp.	5,285	149,301
Bank of the Ozarks, Inc.	100	2,308
[1]Bankrate, Inc.	100	2,495
Banner Corp.	21	61
BB&T Corp.	2,535	42,892
[1]Beneficial Mutual Bancorp, Inc.	200	1,970
[1]Berkshire Hathaway, Inc.	50	141,000
Berkshire Hills Bancorp, Inc.	76	1,742
[2]BioMed Realty Trust, Inc.	300	2,031
BlackRock Kelso Capital Corp.	217	909
BOK Financial Corp.	96	3,317
Boston Private Financial Holdings, Inc.	160	562
[2]Boston Properties, Inc.	534	18,706
[2]Brandywine Realty Trust	300	855
2BRE Properties, Inc.	200	3,926

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
Broadridge Financial Solutions, Inc.	644	$11,985
Brookdale Senior Living, Inc.	104	525
Brookline Bancorp, Inc.	190	1,805
Brown & Brown, Inc.	524	9,909
Calamos Asset Management, Inc.	76	366
[2]Camden Property Trust	230	4,963
Capital City Bank Group, Inc.	100	1,146
Capital One Financial Corp.	1,800	22,032
[2]Capital Trust, Inc.	10	11
CapitalSource, Inc.	600	732
Capitol Bancorp Ltd.	100	415
Capitol Federal Financial	160	6,050
[2]CapLease, Inc.	100	197
[2]Capstead Mortgage Corp.	200	2,148
Cascade Bancorp	100	163
Cash America International, Inc.	95	1,488
Cathay General Bancorp	200	2,086
1CB Richard Ellis Group, Inc.	700	2,821
1CBIZ, Inc.	200	1,394
2CBL & Associates Properties, Inc.	234	552
[2]Cedar Shopping Centers, Inc.	100	174
Central Pacific Financial Corp.	60	336
Charles Schwab Corp.	4,500	69,750
Chemical Financial Corp.	100	2,081
[2]Chimera Investment Corp.	900	3,024
Chubb Corp.	1,600	67,712
Cincinnati Financial Corp.	737	16,855
CIT Group, Inc.	1,528	4,355
Citigroup, Inc.	24,900	62,997
Citizens Banking Corp.	207	321
[1]Citizens, Inc.	200	1,454
City Holding Co.	100	2,729
City National Corp.	252	8,510
CME Group, Inc.	278	68,496
1CNA Surety Corp.	100	1,844
Cohen & Steers, Inc.	100	1,116
Colonial BancGroup, Inc.	700	630
[2]Colonial Properties Trust	163	621
Columbia Banking System, Inc.	100	640
Comerica, Inc.	682	12,487
Commerce Bancshares, Inc.	325	11,797
Community Bank System, Inc.	90	1,508
Community Trust Bancorp, Inc.	80	2,140
[1]CompuCredit Corp.	100	245
[1]Conseco, Inc.	699	643
[2]Corporate Office Properties Trust SBI MD	270	6,704
[1]Corrections Corp. of America	518	6,636
Corus Bankshares, Inc.	60	16
[2]Cousins Properties, Inc.	190	1,224
[1]Credit Acceptance Corp.	100	2,149
Cullen/Frost Bankers, Inc.	247	11,594
CVB Financial Corp.	337	2,234
Danvers Bancorp, Inc.	100	1,381
DCT Industrial Trust, Inc.	600	1,902
Delphi Financial Group	175	2,356
[2]Developers Diversified Realty Corp.	430	916
[2]DiamondRock Hospitality Co.	400	1,604
[2]Digital Realty Trust, Inc.	300	9,954
Dime Community Bancshares	180	1,688
Discover Financial Services	2,097	13,232
Douglas Emmett, Inc.	400	2,956
[2]Duke Realty Corp.	551	3,030
2DuPont Fabros Technology, Inc.	100	688
1E*Trade Financial Corp.	1,800	2,304
East West Bancorp, Inc.	182	832
[2]EastGroup Properties, Inc.	80	2,246
Eaton Vance Corp.	474	10,831
[1]eHealth, Inc.	200	3,202
Employers Holdings, Inc.	200	1,908
Endurance Specialty Holdings Ltd.	228	5,686
[1]Enstar Group Ltd.	31	1,746
[2]Entertainment Properties Trust	100	1,576
[2]Equity Lifestyle Properties, Inc.	100	3,810
[2]Equity One, Inc.	290	3,535
[2]Equity Residential	1,200	22,020
Erie Indemnity Co.	208	7,109
[2]Essex Property Trust, Inc.	119	6,823
[1]Euronet Worldwide, Inc.	288	3,761
Everest Re Group Ltd.	300	21,240
[2]Extra Space Storage, Inc.	300	1,653
1EZCORP, Inc.	100	1,157
Fannie Mae	3,900	2,730
FBL Financial Group, Inc.	100	415
1FCStone Group, Inc.	100	228
[2]Federal Realty Investment Trust	290	13,340
Federated Investors, Inc.	421	9,371
[2]FelCor Lodging Trust, Inc.	140	190
Fidelity National Financial, Inc.	920	17,949
Fidelity National Information Services, Inc.	908	16,526
Fifth Third Bancorp	2,153	6,287
Financial Federal Corp.	75	1,589
First American Corp.	365	9,676
First BanCorp	320	1,363
First Busey Corp.	100	776
[1]First Cash Financial Services, Inc.	100	1,492
First Citizens BancShares, Inc.	24	3,163
First Commonwealth Financial Corp.	406	3,601
First Financial Bancorp	200	1,906
First Financial Bankshares, Inc.	100	4,817
First Financial Corp.	40	1,476
First Financial Holdings, Inc.	100	765
First Horizon National Corp.	861	9,251
[2]First Industrial Realty Trust, Inc.	171	419
[1]First Marblehead Corp.	175	226
First Merchants Corp.	130	1,403
First Midwest Bancorp, Inc.	190	1,632
First Niagara Financial Group, Inc.	600	6,540

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
[2]First Potomac Realty Trust	100	$735
FirstMerit Corp.	400	7,280
[1]Flagstar Bancorp, Inc.	100	75
Flagstone Reinsurance Holdings Ltd.	100	779
FNB Corp.	350	2,684
Forest City Enterprises, Inc.	245	882
[1]Forestar Real Estate Group, Inc.	200	1,530
1FPIC Insurance Group, Inc.	100	3,703
Franklin Resources, Inc.	800	43,096
[2]Franklin Street Properties Corp.	261	3,210
Freddie Mac	2,435	1,851
[1,2]Friedman, Billings, Ramsey Group, Inc.	200	40
Frontier Financial Corp.	120	132
Fulton Financial Corp.	725	4,807
GAMCO Investors, Inc.	60	1,959
[2]General Growth Properties, Inc.	846	601
Genworth Financial, Inc.	1,561	2,966
[2]Getty Realty Corp.	120	2,202
GFI Group, Inc.	256	822
Glacier Bancorp, Inc.	290	4,556
[2]Glimcher Realty Trust	100	140
Goldman Sachs Group, Inc.	1,830	194,017
[2]Gramercy Capital Corp.	136	132
Greenhill & Co., Inc.	87	6,425
[1]Greenlight Capital Re Ltd. Cl A	100	1,597
[1]Guaranty Bancorp	100	175
[1]Guaranty Financial Group, Inc.	200	210
Hancock Holding Co.	160	5,005
Hanmi Financial Corp.	100	130
Hanover Insurance Group, Inc.	216	6,225
Harleysville Group, Inc.	100	3,181
Harleysville National Corp.	100	606
Hartford Financial Services Group, Inc.	1,300	10,205
[2]Hatteras Financial Corp.	200	4,998
HCC Insurance Holdings, Inc.	524	13,200
[2]Health Care Property Investors, Inc.	1,093	19,510
[2]Health Care REIT, Inc.	536	16,396
[2]Healthcare Realty Trust, Inc.	275	4,122
[2]Highwoods Properties, Inc.	290	6,212
[1]Hilltop Holdings, Inc.	300	3,420
Home Bancshares, Inc.	100	1,997
[2]Home Properties, Inc.	160	4,904
Horace Mann Educators Corp.	120	1,004
[2]Hospitality Properties Trust	378	4,536
[2]Host Hotels & Resorts, Inc.	2,412	9,455
2HRPT Properties Trust	1,000	3,190
Hudson City Bancorp, Inc.	2,134	24,946
Huntington Bancshares, Inc.	1,438	2,387
IBERIABANK Corp.	60	2,756
Independent Bank Corp.	90	1,328
Infinity Property & Casualty Corp.	50	1,697
[2]Inland Real Estate Corp.	150	1,064
Integra Bank Corp.	33	62
[1]Interactive Brokers Group, Inc.	200	3,226
[1]IntercontinentalExchange, Inc.	300	22,341
International Bancshares Corp.	200	1,560
Invesco Ltd. Com	1,700	23,562
[1]Investment Technology Group, Inc.	189	4,823
[1]Investors Bancorp, Inc.	200	1,694
[2]Investors Real Estate Trust	330	3,254
IPC Holdings Ltd.	180	4,867
[2]iStar Financial, Inc.	469	1,318
Jackson Hewitt Tax Service, Inc.	60	313
Janus Capital Group, Inc.	600	3,990
Jefferies Group, Inc.	456	6,293
Jones Lang LaSalle, Inc.	140	3,256
JPMorgan Chase & Co.	17,000	451,860
1KBW, Inc.	100	2,035
KeyCorp	2,300	18,101
[2]Kilroy Realty Corp.	126	2,166
[2]Kimco Realty Corp.	1,033	7,871
[2]Kite Realty Group Trust	100	245
[1]Knight Capital Group, Inc.	370	5,454
1LaBranche & Co., Inc.	300	1,122
2LaSalle Hotel Properties	159	929
Legg Mason, Inc.	668	10,621
[1]Leucadia National Corp.	900	13,401
[2]Lexington Corporate Properties Trust	230	547
[2]Liberty Property Trust	400	7,576
Lincoln National Corp.	1,105	7,392
Loews Corp.	1,514	33,459
2LTC Properties, Inc.	100	1,754
M&T Bank Corp.	300	13,572
[2]Macerich Co.	291	1,822
[2]Mack-Cali Realty Corp.	288	5,705
[1,2]Maguire Properties, Inc.	80	58
[1]Markel Corp.	39	11,071
Marsh & McLennan Cos., Inc.	2,345	47,486
Marshall & Ilsley Corp.	944	5,315
Max Capital Group, Ltd.	180	3,103
MB Financial, Inc.	100	1,360
1MBIA, Inc.	727	3,330
[2]Medical Properties Trust, Inc.	300	1,095
Mercury General Corp.	100	2,970
MetLife, Inc.	3,646	83,019
1MF Global Ltd.	400	1,692
2MFA Mortgage Investments, Inc.	978	5,751
MGIC Investment Corp.	490	696
[2]Mid-America Apartment Communities, Inc.	170	5,241
Montpelier Re Holdings Ltd.	410	5,314
Moody’s Corp.	900	20,628
Morgan Stanley	4,400	100,188
[1]Morningstar, Inc.	100	3,415
1MSCI, Inc.	300	5,073
1NASDAQ Stock Market, Inc.	674	13,197
National Financial Partners Corp.	150	480
[2]National Health Investors, Inc.	100	2,687
National Penn Bancshares, Inc.	306	2,540

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
[2]National Retail Properties, Inc.	370	$5,861
National Western Life Insurance Co.	10	1,130
[2]Nationwide Health Properties, Inc.	431	9,564
[1]Navigators Group, Inc.	100	4,718
NBT Bancorp, Inc.	185	4,003
New York Community Bancorp, Inc.	1,394	15,571
NewAlliance Bancshares, Inc.	400	4,696
[2]Newcastle Investment Corp.	100	65
Northern Trust Corp.	900	53,838
[2]NorthStar Realty Finance Corp.	108	251
Northwest Bancorp, Inc.	100	1,690
NYSE Euronext	561	10,042
[1]Ocwen Financial Corp.	100	1,143
Odyssey Re Holdings Corp.	137	5,196
Old National Bancorp	228	2,547
Old Republic International Corp.	1,038	11,231
[2]Omega Healthcare Investors, Inc.	349	4,914
OneBeacon Insurance Group Ltd.	100	966
optionsXpress Holdings, Inc.	200	2,274
Oriental Financial Group, Inc.	100	488
Pacific Capital Bancorp	200	1,354
PacWest Bancorp	150	2,150
Park National Corp.	60	3,345
[2]Parkway Properties, Inc.	45	464
PartnerRe Ltd.	250	15,517
[2]Pennsylvania Real Estate Investment Trust	160	568
People’s United Financial, Inc.	1,596	28,680
Phoenix Cos., Inc.	380	445
[1]Pico Holdings, Inc.	100	3,007
[1]Pinnacle Financial Partners, Inc.	100	2,371
[1]Piper Jaffray Cos.	140	3,611
Platinum Underwriters Holdings Ltd.	280	7,941
[2]Plum Creek Timber Co., Inc.	750	21,802
PMI Group, Inc.	270	167
PNC Financial Services Group, Inc.	1,975	57,848
Popular, Inc.	948	2,067
[1]Portfolio Recovery Associates, Inc.	47	1,261
[2]Post Properties, Inc.	172	1,744
Presidential Life Corp.	100	779
Principal Financial Group, Inc.	1,253	10,250
PrivateBancorp, Inc.	100	1,446
[1]ProAssurance Corp.	150	6,993
Progressive Corp.	3,000	40,320
[2]ProLogis	1,352	8,788
Prospect Capital Corp.	206	1,755
Prosperity Bancshares, Inc.	200	5,470
Protective Life Corp.	300	1,575
Provident Bankshares Corp.	80	564
Provident Financial Services, Inc.	150	1,622
Provident New York Bancorp	230	1,967
Prudential Financial, Inc.	1,970	37,469
2PS Business Parks, Inc.	74	2,727
[2]Public Storage, Inc.	554	30,608
Radian Group, Inc.	286	521
2RAIT Investment Trust	100	122
[2]Ramco-Gershenson Properties Trust	35	226
Raymond James Financial, Inc.	418	8,235
[2]Realty Income Corp.	508	9,561
[2]Redwood Trust, Inc.	240	3,684
[2]Regency Centers Corp.	300	7,971
Regions Financial Corp.	3,345	14,250
Reinsurance Group of America, Inc.	300	9,717
RenaissanceRe Holdings Ltd.	300	14,832
Renasant Corp.	100	1,256
[1]Riskmetrics Group, Inc.	200	2,858
RLI Corp.	100	5,020
S&T Bancorp, Inc.	100	2,121
Safety Insurance Group, Inc.	100	3,108
Sandy Spring Bancorp, Inc.	90	1,004
[2]Saul Centers, Inc.	54	1,240
SCBT Financial Corp.	100	2,090
SEI Investments Co.	560	6,838
Selective Insurance Group	218	2,651
[2]Senior Housing Properties Trust	462	6,477
[1]Signature Bank	170	4,799
Simmons First National Corp.	100	2,519
[2]Simon Property Group, Inc.	1,163	40,286
2SL Green Realty Corp.	230	2,484
1SLM Corp.	2,100	10,395
South Financial Group, Inc.	207	228
[2]Sovran Self Storage, Inc.	70	1,406
1St. Joe Co.	405	6,780
StanCorp Financial Group, Inc.	200	4,556
State Auto Financial Corp.	100	1,760
[3]State Street Corp.	2,000	61,560
StellarOne Corp.	100	1,191
Sterling Bancshares, Inc.	450	2,943
Sterling Financial Corp. (WA)	290	600
Stewart Information Services Corp.	40	780
[1]Stifel Financial Corp.	150	6,496
[2]Strategic Hotels & Resorts, Inc.	234	161
Student Loan Corp.	10	434
Suffolk Bancorp	100	2,599
[2]Sun Communities, Inc.	120	1,420
[2]Sunstone Hotel Investors, Inc.	214	563
SunTrust Banks, Inc.	1,631	19,148
Susquehanna Bancshares, Inc.	428	3,993
1SVB Financial Group	155	3,102
SWS Group, Inc.	100	1,553
SY Bancorp, Inc.	100	2,430
Synovus Financial Corp.	1,300	4,225
T. Rowe Price Group, Inc.	1,178	33,997
[2]Tanger Factory Outlet Centers, Inc.	190	5,863
[2]Taubman Centers, Inc.	210	3,578
TCF Financial Corp.	597	7,021
1TD Ameritrade Holding Corp.	1,078	14,887
[1]Texas Capital Bancshares, Inc.	100	1,126
TFS Financial Corp.	500	6,065

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Financials - (continued)
Tompkins Trustco, Inc.	45	$1,935
Torchmark Corp.	361	9,469
Tower Group, Inc.	147	3,621
TowneBank	100	1,633
Transatlantic Holdings, Inc.	99	3,531
Travelers Cos., Inc.	2,700	109,728
Trico Bancshares	100	1,674
TrustCo Bank Corp. NY	240	1,445
Trustmark Corp.	200	3,676
2U-Store-It Trust	110	222
U.S. Bancorp	8,000	116,880
UCBH Holdings, Inc.	430	649
UMB Financial Corp.	180	7,648
Umpqua Holdings Corp.	190	1,721
Union Bankshares Corp.	90	1,247
[1]United America Indemnity Ltd.	100	402
United Bankshares, Inc.	180	3,103
United Community Banks, Inc.	81	335
United Dominion Realty Trust, Inc.	655	5,640
United Fire & Casualty Co.	100	2,196
Unitrin, Inc.	200	2,796
[1]Universal American Financial Corp.	100	847
[2]Universal Health Realty Income Trust	30	877
Univest Corp. of Pennsylvania	100	1,750
UnumProvident Corp.	1,500	18,750
[2]Urstadt Biddle Properties, Inc.	180	2,416
Valley National Bancorp	500	6,185
[2]Ventas, Inc.	691	15,624
Visa, Inc.	2,050	113,980
[2]Vornado Realty Trust	615	20,443
W.R. Berkley Corp.	651	14,680
Waddell & Reed Financial, Inc.	320	5,782
Walter Industries, Inc.	287	6,564
Washington Federal, Inc.	330	4,386
[2]Washington Real Estate Investment Trust	200	3,460
Washington Trust Bancorp, Inc.	110	1,788
Webster Financial Corp.	224	952
[2]Weingarten Realty Investors	295	2,808
Wells Fargo & Co.	18,033	256,790
WesBanco, Inc.	100	2,283
West Coast Bancorp	110	244
Westamerica BanCorp.	100	4,556
Western Union Co.	3,190	40,098
Westfield Financial, Inc.	200	1,760
White Mountains Insurance Group Ltd.	34	5,845
Whitney Holding Corp.	390	4,465
Willis Group Holdings Ltd.	747	16,434
Wilmington Trust Corp.	230	2,229
Wintrust Financial Corp.	50	615
[1]World Acceptance Corp.	45	770
XL Capital Ltd.	1,700	9,282
Zenith National Insurance Corp.	140	3,375
Zions BanCorp.	470	4,620

Total Financials		4,867,923

Health Care - 14.4%
[1]Abaxis, Inc.	100	1,724
Abbott Laboratories	7,100	338,670
[1]Abiomed, Inc.	100	490
[1]Abraxis Bioscience, Inc.	35	1,669
[1]Accuray, Inc.	195	981
[1]Acorda Therapeutics, Inc.	200	3,962
[1]Advisory Board Co.	40	663
Aetna, Inc.	2,060	50,120
[1]Affymetrix, Inc.	193	631
[1]Air Methods Corp.	100	1,691
[1]Albany Molecular Research, Inc.	100	943
[1]Alexion Pharmaceuticals, Inc.	354	13,332
[1]Align Technology, Inc.	200	1,586
[1]Alkermes, Inc.	510	6,186
Allergan, Inc.	1,440	68,774
[1]Allos Therapeutics, Inc.	300	1,854
[1]Alnylam Pharmaceuticals, Inc.	100	1,904
1AMAG Pharmaceuticals, Inc.	100	3,677
[1]Amedisys, Inc.	133	3,656
[1]American Medical Systems Holdings, Inc.	290	3,234
[1]American Oriental Bioengineering, Inc.	200	772
1AMERIGROUP Corp.	280	7,711
AmerisourceBergen Corp.	720	23,515
[1]Amgen, Inc.	4,900	242,648
1AMN Healthcare Services, Inc.	100	510
1AmSurg Corp.	100	1,585
[1]Amylin Pharmaceuticals, Inc.	726	8,531
[1]Angiodynamics, Inc.	200	2,248
[1]Arena Pharmaceuticals, Inc.	427	1,285
[1]Array Biopharma, Inc.	200	528
[1]Assisted Living Concepts, Inc.	40	542
[1]Auxilium Pharmaceuticals, Inc.	200	5,544
Baxter International, Inc.	2,800	143,416
Beckman Coulter, Inc.	300	15,303
Becton Dickinson & Co.	1,150	77,326
[1]Bio-Rad Laboratories, Inc.	70	4,613
[1]Bio-Reference Labs, Inc.	100	2,091
[1]Biogen Idec, Inc.	1,300	68,146
[1]BioMarin Pharmaceuticals, Inc.	452	5,582
[1]Boston Scientific Corp.	6,170	49,051
Bristol-Myers Squibb Co.	8,996	197,192
[1]Bruker BioSciences Corp.	200	1,232
C.R. Bard, Inc.	438	34,917
Cardinal Health, Inc.	1,613	50,777
[1]Celera Corp.	260	1,984
[1]Celgene Corp.	2,100	93,240
[1]Centene Corp.	160	2,883
[1]Cephalon, Inc.	300	20,430
[1]Cepheid, Inc.	200	1,380
[1]Charles River Laboratories International, Inc.	338	9,197
Cigna Corp.	1,219	21,442
[1]Community Health Systems, Inc.	379	5,814

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Health Care - (continued)
Computer Programs & Systems, Inc.	100	$3,327
[1]Conceptus, Inc.	100	1,175
1CONMED Corp.	100	1,441
Cooper Cos., Inc.	209	5,526
[1]Cougar Biotechnology, Inc.	100	3,220
[1]Covance, Inc.	355	12,649
[1]Coventry Health Care, Inc.	600	7,764
Covidien Ltd.	2,300	76,452
[1]Cross Country Healthcare, Inc.	100	655
[1]Cubist Pharmaceuticals, Inc.	270	4,417
1CV Therapeutics, Inc.	270	5,368
[1]Cyberonics, Inc.	100	1,327
[1]Cypress Bioscience, Inc.	200	1,422
1DaVita, Inc.	466	20,481
[1]Dendreon Corp.	255	1,071
DENTSPLY International, Inc.	660	17,721
[1]Edwards Lifesciences Corp.	243	14,733
Eli Lilly & Co.	4,700	157,027
[1]Emergency Medical Services Corp.	100	3,139
[1]Emergent Biosolutions, Inc.	100	1,351
[1]Emeritus Corp.	100	656
[1]Endo Pharmaceuticals Holdings, Inc.	626	11,068
[1]Enzo Biochem, Inc.	100	402
[1]eResearchTechnology, Inc.	100	526
[1]ev3, Inc.	262	1,860
[1]Exelixis, Inc.	650	2,990
[1]Express Scripts, Inc.	1,020	47,093
[1]Facet Biotech Corp.	90	855
[1]Forest Laboratories, Inc.	1,386	30,437
[1]Gen-Probe, Inc.	300	13,674
[1]Genomic Health, Inc.	100	2,438
[1]Genoptix, Inc.	100	2,728
[1]Gentiva Health Services, Inc.	100	1,520
[1]Genzyme Corp.	1,200	71,268
[1]Geron Corp.	300	1,341
[1]Gilead Sciences, Inc.	4,200	194,544
[1]Haemonetics Corp.	100	5,508
[1]Halozyme Therapeutics, Inc.	400	2,184
[1]Hanger Orthopedic Group, Inc.	200	2,650
[1]Health Management Associates, Inc.	1,000	2,580
[1]Health Net, Inc.	500	7,240
[1]HealthExtras, Inc.	200	3,964
1HEALTHSOUTH Corp.	300	2,664
[1]HealthSpring, Inc.	200	1,674
[1]Healthways, Inc.	140	1,228
[1]Henry Schein, Inc.	464	18,565
Hill-Rom Holdings, Inc.	234	2,314
Hillenbrand, Inc.	234	3,746
1HLTH Corp.	400	4,140
[1]Hologic, Inc.	1,116	14,608
[1]Hospira, Inc.	777	23,978
[1]Human Genome Sciences, Inc.	470	390
[1]Humana, Inc.	815	21,255
1ICU Medical, Inc.	100	3,212
[1]Idexx Laboratories, Inc.	300	10,374
[1]Illumina, Inc.	540	20,110
[1]Immucor, Inc.	369	9,280
IMS Health, Inc.	832	10,375
[1]Incyte Corp.	300	702
[1]Integra LifeSciences Holdings Corp.	100	2,473
[1]InterMune, Inc.	200	3,288
[1]Intuitive Surgical, Inc.	158	15,067
Invacare Corp.	100	1,603
[1]Inverness Medical Innovations, Inc.	307	8,175
1IPC The Hospitalist Co., Inc.	100	1,903
[1]Isis Pharmaceuticals, Inc.	400	6,004
Johnson & Johnson	12,700	668,020
[1]Kendle International, Inc.	100	2,096
[1]Kindred Healthcare, Inc.	100	1,495
[1]Kinetic Concepts, Inc.	228	4,815
[1]King Pharmaceuticals, Inc.	1,060	7,494
1KV Pharmaceutical Co.	100	165
[1]Laboratory Corp. of America Holdings	493	28,836
1LHC Group, Inc.	100	2,228
[1]Life Technologies Corp.	795	25,822
[1]LifePoint Hospitals, Inc.	214	4,464
[1]Ligand Pharmaceuticals, Inc.	700	2,086
[1]Lincare Holdings, Inc.	293	6,387
[1]Luminex Corp.	200	3,624
[1]Magellan Health Services, Inc.	160	5,830
[1]MannKind Corp.	100	348
Martek Biosciences Corp.	160	2,920
[1]Masimo Corp.	200	5,796
MAXIMUS, Inc.	100	3,986
McKesson Corp.	1,300	45,552
[1]Medarex, Inc.	350	1,796
[1]MedCath Corp.	100	727
[1]Medco Health Solutions, Inc.	2,330	96,322
[1]Medicines Co.	180	1,951
Medicis Pharmaceutical Corp.	270	3,340
[1]Medivation, Inc.	100	1,827
[1]Mednax, Inc. Com	200	5,894
Medtronic, Inc.	5,200	153,244
Merck & Co., Inc.	9,692	259,261
Meridian Bioscience, Inc.	150	2,718
[1]Merit Medical Systems, Inc.	100	1,221
[1]Millipore Corp.	300	17,223
Mine Safety Appliances Co.	140	2,803
[1]Molina Healthcare, Inc.	100	1,902
[1]Momenta Pharmaceuticals, Inc.	100	1,101
1MWI Veterinary Supply, Inc.	100	2,848
[1]Mylan Laboratories, Inc.	1,466	19,659
[1]Myriad Genetics, Inc.	418	19,006
National Healthcare Corp.	44	1,767
[1]Natus Medical, Inc.	100	851
[1]Nektar Therapeutics	310	1,671
[1]Neogen Corp.	100	2,183
[1]Neurocrine Biosciences, Inc.	40	142
[1]Noven Pharmaceuticals, Inc.	100	948

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Health Care - (continued)
1NPS Pharmaceuticals, Inc.	300	$1,260
1NuVasive, Inc.	200	6,276
[1]Odyssey HealthCare, Inc.	200	1,940
Omnicare, Inc.	500	12,245
[1]Omnicell, Inc.	100	782
[1]Onyx Pharmaceuticals, Inc.	250	7,138
[1]OraSure Technologies, Inc.	100	253
[1]Orthofix International NV	30	556
1OSI Pharmaceuticals, Inc.	327	12,511
[1]Osiris Therapeutics, Inc.	100	1,380
Owens & Minor, Inc.	160	5,301
[1]Palomar Medical Technologies, Inc.	35	254
[1]Par Pharmaceutical Cos., Inc.	150	1,421
[1]Parexel International Corp.	218	2,121
[1]Patterson Cos., Inc.	400	7,544
PDL BioPharma, Inc.	451	3,193
Perrigo Co.	400	9,932
Pfizer, Inc.	30,706	418,216
Pharmaceutical Product Development, Inc.	506	12,002
[1]Pharmasset, Inc.	100	981
[1]PharMerica Corp.	173	2,879
[1]Polypore International, Inc.	100	402
[1]Progenics Pharmaceuticals, Inc.	100	659
1PSS World Medical, Inc.	300	4,305
[1]Psychiatric Solutions, Inc.	300	4,719
Quest Diagnostics, Inc.	801	38,031
[1]Questcor Pharmaceuticals, Inc.	300	1,476
[1]Quidel Corp.	100	922
[1]Regeneron Pharmaceuticals, Inc.	290	4,019
[1]RehabCare Group, Inc.	100	1,744
[1]Res-Care, Inc.	100	1,456
[1]ResMed, Inc.	380	13,429
[1]Rigel Pharmaceuticals, Inc.	133	817
1RTI Biologics, Inc.	200	570
[1]Salix Pharmaceuticals Ltd.	280	2,660
[1]Sangamo Biosciences, Inc.	100	423
[1]Savient Pharmaceuticals, Inc.	200	990
Schering-Plough Corp.	7,400	174,270
[1]Seattle Genetics, Inc.	263	2,593
[1]Sepracor, Inc.	500	7,330
[1]Sequenom, Inc.	300	4,266
Service Corp. International	1,070	3,734
[1]Sirona Dental Systems, Inc.	100	1,432
[1]SonoSite, Inc.	100	1,788
1St Jude Medical, Inc.	1,600	58,128
STERIS Corp.	300	6,984
Stewart Enterprises, Inc.	300	972
Stryker Corp.	1,270	43,231
[1]Sun Healthcare Group, Inc.	189	1,595
[1]Sunrise Senior Living, Inc.	150	102
[1]SurModics, Inc.	100	1,825
[1]Symmetry Medical, Inc.	100	631
[1]Techne Corp.	139	7,605
[1]Tenet Healthcare Corp.	1,747	2,027
[1]Theravance, Inc.	180	3,060
[1]Thoratec Corp.	270	6,936
[1]United Therapeutics Corp.	109	7,204
UnitedHealth Group, Inc.	5,500	115,115
Universal Health Services, Inc.	211	8,090
[1]Valeant Pharmaceuticals International	411	7,312
[1]Varian Medical Systems, Inc.	533	16,225
1VCA Antech, Inc.	400	9,020
[1]Vertex Pharmaceuticals, Inc.	773	22,208
[1]Viropharma, Inc.	380	1,995
[1]Vivus, Inc.	400	1,728
[1]Vnus Medical Technologies, Inc.	100	2,127
[1]Volcano Corp.	200	2,910
[1]Warner Chilcott Ltd.	500	5,260
[1]Watson Pharmaceuticals, Inc.	467	14,528
[1]WellCare Health Plans, Inc.	206	2,318
[1]WellPoint, Inc.	2,300	87,331
West Pharmaceutical Services, Inc.	200	6,562
[1]Wright Medical Group, Inc.	200	2,606
Wyeth	6,100	262,544
[1]XenoPort, Inc.	100	1,936
[1]Zimmer Holdings, Inc.	1,051	38,362
[1]Zoll Medical Corp.	100	1,436
[1]ZymoGenetics, Inc.	100	399

Total Health Care		5,495,003

Industrials - 11.3%
3M Co.	3,000	149,160
A.O. Smith Corp.	100	2,518
AAON, Inc.	100	1,812
1AAR Corp.	156	1,956
ABM Industries, Inc.	190	3,116
Actuant Corp.	178	1,839
Acuity Brands, Inc.	200	4,508
Administaff, Inc.	130	2,747
Advance America Cash Advance Centers, Inc.	194	328
[1]Aecom Technology Corp.	400	10,432
[1]Aerovironment, Inc.	100	2,090
1AGCO Corp.	446	8,742
Aircastle Ltd.	100	465
[1]AirTran Holdings, Inc.	700	3,185
[1]Alaska Air Group, Inc.	204	3,584
Albany International Corp.	140	1,267
Alexander & Baldwin, Inc.	160	3,045
[1]Allegiant Travel Co.	100	4,546
[1]Alliance Data Systems Corp.	286	10,568
[1]Alliant Techsystems, Inc.	151	10,114
1AMERCO, Inc.	37	1,241
[1]American Commercial Lines, Inc.	198	628
American Ecology Corp.	100	1,394
[1]American Public Education, Inc.	100	4,206
American Science & Engineering, Inc.	50	2,790
[1]American Superconductor Corp.	200	3,462
Ametek, Inc.	470	14,697

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Industrials - (continued)
1AMR Corp.	1,042	$3,324
Apogee Enterprises, Inc.	100	1,098
[1]Apollo Group, Inc.	600	46,998
Applied Industrial Technologies, Inc.	200	3,374
Arbitron, Inc.	100	1,501
[1]Argon ST, Inc.	100	1,897
Arkansas Best Corp.	140	2,663
Armstrong World Industries, Inc.	100	1,101
[1]Astec Industries, Inc.	100	2,623
[1]Atlas Air Worldwide Holdings, Inc.	46	798
Avery Dennison Corp.	400	8,936
[1]Axsys Technologies, Inc.	50	2,102
1AZZ, Inc.	100	2,639
Badger Meter, Inc.	100	2,889
Baldor Electric Co.	200	2,898
[1]Bally Technologies, Inc.	205	3,776
Barnes Group, Inc.	200	2,138
1BE Aerospace, Inc.	387	3,355
Belden CDT, Inc.	180	2,252
[1]Blount International, Inc.	100	462
Boeing Co.	3,161	112,468
Bowne & Co., Inc.	101	324
Brady Corp.	253	4,460
Briggs & Stratton Corp.	170	2,805
Brink’s Co.	182	4,816
[1]Brink’s Home Security Holdings, Inc.	182	4,113
[1]Bristow Group, Inc.	100	2,143
Bucyrus International, Inc.	290	4,402
Burlington Northern Santa Fe Corp.	1,600	96,240
C.H. Robinson Worldwide, Inc.	751	34,253
[1]Cal Dive International, Inc.	162	1,097
[1]Capella Education Co.	50	2,650
[1]Career Education Corp.	389	9,320
Carlisle Cos., Inc.	236	4,633
Cascade Corp.	37	652
Caterpillar, Inc.	2,800	78,288
CDI Corp.	100	972
[1]Cenveo, Inc.	211	686
[1]Ceradyne, Inc.	77	1,396
[1]Chart Industries, Inc.	100	788
Chemed Corp.	140	5,446
Cintas Corp.	613	15,153
CIRCOR International, Inc.	100	2,252
CLARCOR, Inc.	182	4,585
[1]Clean Harbors, Inc.	100	4,800
[1]Cogent, Inc.	260	3,094
[1]Coinstar, Inc.	170	5,569
[1]Colfax Corp.	100	687
[1]Columbus McKinnon Corp.	100	872
Comfort Systems USA, Inc.	200	2,074
Con-way, Inc.	200	3,586
[1]Consolidated Graphics, Inc.	55	700
[1]Continental Airlines, Inc.	400	3,524
[1]Convergys Corp.	570	4,606
Cooper Industries Ltd.	752	19,447
[1]Corinthian Colleges, Inc.	400	7,780
[1]Cornell Cos, Inc.	100	1,637
Corporate Executive Board Co.	134	1,943
1CoStar Group, Inc.	138	4,174
[1]Covanta Holding Corp.	542	7,095
1CRA International, Inc.	100	1,888
Crane Co.	170	2,870
1CSG Systems International, Inc.	170	2,428
CSX Corp.	1,800	46,530
Cubic Corp.	100	2,533
Cummins, Inc.	900	22,905
Curtiss-Wright Corp.	180	5,049
Danaher Corp.	1,231	66,745
[1]Darling International, Inc.	400	1,484
Deere & Co.	2,000	65,740
[1]Delta Air Lines, Inc.	3,000	16,890
Deluxe Corp.	210	2,022
DeVry, Inc.	270	13,009
[1]Dionex Corp.	70	3,308
[1]Dollar Financial Corp.	100	952
[1]Domtar Corp.	1,881	1,787
Donaldson Co., Inc.	359	9,636
Dover Corp.	900	23,742
[1]Drew Industries, Inc.	100	868
1DST Systems, Inc.	170	5,885
Dun & Bradstreet Corp.	244	18,788
[1]Dycom Industries, Inc.	170	984
Dynamic Materials Corp.	100	916
[1]DynCorp International, Inc.	100	1,333
Eagle Bulk Shipping, Inc.	187	795
Eaton Corp.	700	25,802
1EMCOR Group, Inc.	254	4,361
Emerson Electric Co.	3,500	100,030
Encore Wire Corp.	100	2,143
[1]Ener1, Inc.	300	1,551
[1]Energizer Holdings, Inc.	300	14,907
[1]Energy Conversion Devices, Inc.	200	2,654
EnergySolutions, Inc.	300	2,595
[1]EnerSys	300	3,636
Ennis, Inc.	100	886
1EnPro Industries, Inc.	100	1,710
Equifax, Inc.	550	13,447
1ESCO Technologies, Inc.	100	3,870
[1]Esterline Technologies Corp.	100	2,019
[1]Evergreen Solar, Inc.	400	852
Expeditors International Washington, Inc.	972	27,498
FactSet Research Systems, Inc.	215	10,748
Fastenal Co.	581	18,682
FedEx Corp.	1,400	62,286
[1]Fiserv, Inc.	800	29,168
Flowserve Corp.	300	16,836
Fluor Corp.	892	30,819
[1]Force Protection, Inc.	300	1,440

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Industrials - (continued)
Forward Air Corp.	150	$2,435
[1]Foster Wheeler AG	658	11,495
Franklin Electric Co., Inc.	136	3,010
FreightCar America, Inc.	40	701
1FTI Consulting, Inc.	260	12,865
[1]Fuel Tech, Inc.	100	1,046
[1]FuelCell Energy, Inc.	200	480
G&K Services, Inc.	56	1,059
[1]Gardner Denver, Inc.	280	6,087
GATX Corp.	175	3,540
Genco Shipping & Trading Ltd.	100	1,234
[1]GenCorp, Inc.	100	212
[1]General Cable Corp.	226	4,479
General Dynamics Corp.	1,553	64,589
General Electric Co.	48,100	486,291
General Maritime Corp.	187	1,309
[1]Genesee & Wyoming, Inc.	100	2,125
[1]Genpact Ltd.	300	2,658
Genuine Parts Co.	729	21,768
[1]Geo Group, Inc.	224	2,968
[1]Global Cash Access Holdings, Inc.	100	382
Global Payments, Inc.	400	13,364
Goodrich Corp.	550	20,839
Gorman-Rupp Co.	100	1,980
Graco, Inc.	300	5,121
Granite Construction, Inc.	177	6,634
[1]Griffon Corp.	163	1,223
1GSI Group, Inc.	100	95
H&R Block, Inc.	1,500	27,285
Harsco Corp.	380	8,425
[1]Headwaters, Inc.	100	314
Healthcare Services Group	150	2,246
Heartland Express, Inc.	320	4,739
Heartland Payment Systems, Inc.	100	661
Heico Corp.	100	2,063
Heidrick & Struggles International, Inc.	100	1,774
Herman Miller, Inc.	248	2,644
[1]Hewitt Associates, Inc.	443	13,184
[1]Hexcel Corp.	336	2,208
[1]Hill International, Inc.	100	304
1HMS Holdings Corp.	104	3,422
Honeywell International, Inc.	3,200	89,152
Horizon Lines, Inc.	100	303
1HUB Group, Inc.	158	2,686
Hubbell, Inc.	216	5,823
[1]Huron Consulting Group, Inc.	80	3,394
[1]Iconix Brand Group, Inc.	200	1,770
IDEX Corp.	378	8,267
1II-VI, Inc.	100	1,718
Illinois Tool Works, Inc.	1,900	58,615
[1]Infinera Corp.	400	2,960
Ingersoll-Rand Co. Ltd.	1,467	20,245
[1]Insituform Technologies, Inc.	100	1,564
[1]Intermec, Inc.	198	2,059
[1]Iron Mountain, Inc.	882	19,554
1ITT Educational Services, Inc.	175	21,248
ITT Industries, Inc.	850	32,699
J.B. Hunt Transport Services, Inc.	375	9,041
[1]Jacobs Engineering Group, Inc.	540	20,876
[1]JetBlue Airways Corp.	1,050	3,832
Joy Global, Inc.	527	11,225
Kaman Corp.	100	1,254
[1]Kansas City Southern	400	5,084
Kaydon Corp.	200	5,466
KBR, Inc.	680	9,391
Kelly Services, Inc.	100	805
[1]Kenexa Corp.	100	539
Kennametal, Inc.	368	5,965
[1]Kforce, Inc.	100	703
[1]Kirby Corp.	280	7,459
Knight Transportation, Inc.	280	4,245
Koppers Holdings, Inc.	100	1,452
[1]Korn/Ferry International	180	1,631
L-3 Communications Holdings, Inc.	535	36,273
[1]Ladish Co., Inc.	71	515
Landauer, Inc.	100	5,068
Landstar System, Inc.	300	10,041
[1]Layne Christensen Co.	100	1,607
1LB Foster Co.	100	2,483
Lennox International, Inc.	200	5,292
Lincoln Electric Holdings, Inc.	200	6,338
Lindsay Corp.	55	1,485
Lockheed Martin Corp.	1,600	110,448
Manitowoc Co., Inc.	435	1,422
Manpower, Inc.	400	12,612
[1]Marten Transport Ltd.	100	1,868
Masco Corp.	1,658	11,573
[1]MasTec, Inc.	200	2,418
Mastercard, Inc.	400	66,992
1McDermott International, Inc.	1,118	14,970
McGrath RentCorp	100	1,576
[1]Middleby Corp.	65	2,108
[1]Mobile Mini, Inc.	81	933
Molex, Inc.	280	3,539
[1]Monster Worldwide, Inc.	446	3,635
[1]Moog, Inc.	170	3,888
MSC Industrial Direct Co.	200	6,214
Mueller Industries, Inc.	160	3,470
Mueller Water Products, Inc.	343	1,132
NACCO Industries, Inc.	21	571
[1]Navigant Consulting, Inc.	170	2,222
[1]Navistar International Corp.	300	10,038
1NCI Building Systems, Inc.	40	89
[1]Net 1 UEPS Technologies, Inc.	200	3,042
Nordson Corp.	150	4,264
Norfolk Southern Corp.	1,700	57,375
Northrop Grumman Corp.	1,400	61,096
[1]Old Dominion Freight Line	100	2,349
[1]Orbital Sciences Corp.	261	3,103

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Industrials - (continued)
Oshkosh Truck Corp.	235	$1,584
Overseas Shipholding Group	100	2,267
[1]Owens Corning, Inc.	300	2,712
PACCAR, Inc.	1,600	41,216
Pacer International, Inc.	70	245
Pall Corp.	529	10,807
Parker Hannifin Corp.	730	24,805
Pentair, Inc.	389	8,430
[1]Perini Corp.	100	1,230
1PHH Corp.	170	2,389
1PHI, Inc.	100	998
Pitney Bowes, Inc.	977	22,813
[1]Powell Industries, Inc.	100	3,531
[1]Pre-Paid Legal Services, Inc.	100	2,903
Precision Castparts Corp.	650	38,935
Quanex Building Products Corp.	145	1,102
[1]Quanta Services, Inc.	942	20,206
[1]Raser Technologies, Inc.	200	838
Raven Industries, Inc.	100	2,078
Raytheon Co.	1,900	73,986
1RBC Bearings, Inc.	100	1,528
Regal-Beloit Corp.	160	4,902
Reliance Steel & Aluminum Co.	273	7,188
[1]Republic Airways Holdings, Inc.	100	648
Republic Services, Inc.	1,650	28,297
[1]Resources Connection, Inc.	160	2,413
Reynolds American, Inc.	843	30,213
Robbins & Myers, Inc.	100	1,517
Robert Half International, Inc.	629	11,215
Rockwell Automation, Inc.	590	12,886
Rockwell Collins, Inc.	693	22,620
Rollins, Inc.	150	2,573
RR Donnelley & Sons Co.	848	6,216
1RSC Holdings, Inc.	200	1,052
Ryder System, Inc.	231	6,540
[1]Shaw Group, Inc.	381	10,443
Simpson Manufacturing Co., Inc.	160	2,883
SkyWest, Inc.	242	3,010
Sotheby’s Holdings	300	2,700
Southwest Airlines Co.	3,275	20,731
[1]Spherion Corp.	200	416
[1]Spirit Aerosystems Holdings, Inc.	387	3,858
SPX Corp.	300	14,103
Steelcase, Inc.	130	651
[1]Stericycle, Inc.	400	19,092
Strayer Education, Inc.	59	10,612
Sun Hydraulics Corp.	100	1,461
[1]Sunpower Corp.	174	3,445
[1]SunPower Corp.	190	4,518
TAL International Group, Inc.	100	732
1TBS International Ltd.	100	735
[1]Team, Inc.	100	1,172
[1]Tecumseh Products Co.	100	452
Teleflex, Inc.	186	7,271
[1]TeleTech Holdings, Inc.	109	1,187
Tennant Co.	100	937
[1]Terex Corp.	354	3,275
[1]Tetra Tech, Inc.	300	6,114
Textron, Inc.	1,122	6,440
[1]Thomas & Betts Corp.	270	6,755
Timken Co.	390	5,444
Titan International, Inc.	148	744
Total System Services, Inc.	767	10,592
[1]TransDigm Group, Inc.	200	6,568
Tredegar Corp.	100	1,633
Trinity Industries, Inc.	300	2,742
Triumph Group, Inc.	145	5,539
[1]TrueBlue, Inc.	170	1,403
Tyco Electronics Ltd.	2,099	23,173
Tyco International Ltd.	2,187	42,778
UAL Corp.	516	2,312
Union Pacific Corp.	2,345	96,403
United Parcel Service, Inc.	3,100	152,582
[1]United Stationers, Inc.	100	2,808
United Technologies Corp.	4,100	176,218
Universal Forest Products, Inc.	40	1,064
[1]Universal Technical Institute, Inc.	100	1,200
1URS Corp.	400	16,164
1US Airways Group, Inc.	420	1,063
1USG Corp.	256	1,948
UTi Worldwide, Inc.	400	4,780
[1]Valassis Communications, Inc.	200	314
Valmont Industries, Inc.	68	3,414
Viad Corp.	57	805
[1]VistaPrint Ltd.	200	5,498
W.W. Grainger, Inc.	289	20,282
Wabash National Corp.	100	123
[1]Waste Connections, Inc.	330	8,481
Waste Management, Inc.	2,230	57,088
Watsco, Inc.	100	3,403
Watson Wyatt Worldwide, Inc.	170	8,393
Watts Water Technologies, Inc.	91	1,780
Weight Watchers International, Inc.	109	2,022
Werner Enterprises, Inc.	180	2,722
Woodward Governor Co.	300	3,354
World Fuel Services Corp.	140	4,428
[1]Wright Express Corp.	210	3,826
1YRC Worldwide, Inc.	200	898

Total Industrials		4,306,018

Information Technology - 17.4%
[1]3Com Corp.	1,950	6,025
Accenture Ltd.	2,817	77,439
1ACI Worldwide, Inc.	200	3,750
[1]Actel Corp.	100	1,012
[1]Activision Blizzard, Inc.	2,800	29,288
Acxiom Corp.	400	2,960
[1]Adaptec, Inc.	600	1,440
1ADC Telecommunications, Inc.	498	2,186
[1]Adobe Systems, Inc.	2,400	51,336

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Information Technology - (continued)
ADTRAN, Inc.	280	$4,539
[1]Advanced Energy Industries, Inc.	100	753
[1]Advanced Micro Devices, Inc.	3,052	9,309
[1]Advent Software, Inc.	100	3,331
[1]Affiliated Computer Services, Inc.	400	19,156
[1]Agilent Technologies, Inc.	1,700	26,129
[1]Akamai Technologies, Inc.	791	15,345
[1]Allscripts Healthcare Solutions, Inc.	200	2,058
Altera Corp.	1,300	22,815
[1]American Reprographics Co.	104	368
[1]Amkor Technology, Inc.	336	900
Amphenol Corp.	800	22,792
[1]Anadigics, Inc.	200	414
Analog Devices, Inc.	1,298	25,012
Analogic Corp.	37	1,185
[1]Anixter International, Inc.	200	6,336
[1]Ansys, Inc.	443	11,119
[1]Apple Computer, Inc.	4,065	427,313
Applied Materials, Inc.	6,100	65,575
[1]Applied Micro Circuits Corp.	237	1,152
[1]ArcSight, Inc.	100	1,277
[1]Ariba, Inc.	300	2,619
[1]Arris Group, Inc.	642	4,732
[1]Arrow Electronics, Inc.	530	10,102
[1]Art Technology Group, Inc.	600	1,530
[1]AsiaInfo Holdings, Inc.	100	1,685
[1]athenahealth, Inc.	100	2,411
[1]Atheros Communications, Inc.	298	4,369
[1]Atmel Corp.	1,800	6,534
1ATMI, Inc.	100	1,543
[1]Autodesk, Inc.	1,047	17,600
Automatic Data Processing, Inc.	2,300	80,868
[1]Avid Technology, Inc.	150	1,371
[1]Avnet, Inc.	660	11,557
[1]Avocent Corp.	170	2,064
AVX Corp.	310	2,815
[1]Benchmark Electronics, Inc.	390	4,368
Black Box Corp.	130	3,069
Blackbaud, Inc.	194	2,252
[1]Blackboard, Inc.	200	6,348
[1]Blue Coat Systems, Inc.	100	1,201
1BMC Software, Inc.	840	27,720
[1]Broadcom Corp.	2,015	40,260
[1]Brooks Automation, Inc.	130	599
CA, Inc.	1,900	33,459
[1]Cabot Microelectronics Corp.	100	2,403
1CACI International, Inc.	110	4,014
[1]Cadence Design Systems, Inc.	1,100	4,620
[1]Cavium Networks, Inc.	100	1,154
[1]Cerner Corp.	327	14,378
[1]Checkpoint Systems, Inc.	160	1,435
[1]Ciber, Inc.	200	546
[1]Ciena Corp.	274	2,132
[1]Cirrus Logic, Inc.	300	1,128
[1]Cisco Systems, Inc.	26,695	447,675
[1]Citrix Systems, Inc.	870	19,697
[1]Cogent Communications Group, Inc.	100	720
Cognex Corp.	170	2,270
[1]Cognizant Technology Solutions Corp.	1,354	28,150
[1]Cogo Group, Inc.	100	668
[1]Coherent, Inc.	100	1,725
Cohu, Inc.	100	720
[1]CommScope, Inc.	300	3,408
[1]Commvault Systems, Inc.	100	1,097
[1]Computer Sciences Corp.	700	25,788
[1]Compuware Corp.	1,100	7,249
[1]comScore, Inc.	100	1,209
[1]Comtech Telecommunications Corp.	162	4,013
[1]Concur Technologies, Inc.	200	3,838
[1]Conexant Systems, Inc.	66	43
Corning, Inc.	7,075	93,885
[1]Cree, Inc.	390	9,177
CTS Corp.	100	361
[1]Cybersource Corp.	400	5,924
[1]Cymer, Inc.	150	3,339
[1]Cypress Semiconductor Corp.	636	4,306
Daktronics, Inc.	100	655
[1]Data Domain, Inc.	100	1,257
[1]DealerTrack Holdings, Inc.	100	1,310
[1]Dell, Inc.	8,000	75,840
Diebold, Inc.	355	7,579
[1]Digital River, Inc.	189	5,636
[1]Diodes, Inc.	144	1,528
1DSP Group, Inc.	100	432
[1]Earthlink, Inc.	390	2,562
[1]eBay, Inc.	5,000	62,800
[1]Echelon Corp.	100	809
[1]Eclipsys Corp.	180	1,825
[1]Electro Scientific Industries, Inc.	100	592
[1]Electronic Arts, Inc.	1,500	27,285
[1]Electronics for Imaging, Inc.	170	1,666
1EMC Corp.	9,400	107,160
[1]Emulex Corp.	400	2,012
[1]Entegris, Inc.	600	516
[1]Epicor Software Corp.	100	381
1EPIQ Systems, Inc.	100	1,803
[1]Equinix, Inc.	200	11,230
[1]Exar Corp.	100	624
[1]Exponent, Inc.	100	2,533
[1]Extreme Networks	209	318
1F5 Networks, Inc.	316	6,620
Fair Isaac Corp.	178	2,504
[1]Fairchild Semiconductor International, Inc.	370	1,380
1FARO Technologies, Inc.	72	968
1FEI Co.	200	3,086
[1]Finisar Corp.	792	348
[1]First Solar, Inc.	178	23,621
[1]Flextronics International Ltd.	3,900	11,271

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Information Technology - (continued)
[1]Flir Systems, Inc.	580	$11,878
[1]FormFactor, Inc.	160	2,883
[1]Forrester Research, Inc.	100	2,056
[1]Gartner, Inc.	210	2,312
[1]Google, Inc.	1,096	381,474
[1]Greatbatch, Inc.	100	1,935
[1]Harmonic, Inc.	300	1,950
Harris Corp.	595	17,219
Hewlett-Packard Co.	11,200	359,072
[1]Hittite Microwave Corp.	100	3,120
[1]Hutchinson Technology, Inc.	100	260
1IAC	441	6,716
1IHS, Inc.	161	6,630
Imation Corp.	100	765
[1]Informatica Corp.	420	5,569
InfoSpace, Inc.	50	260
[1]Ingram Micro, Inc.	760	9,606
[1]Innerworkings, Inc.	100	427
[1]Integral Systems, Inc.	100	860
[1]Integrated Device Technology, Inc.	604	2,748
Intel Corp.	25,469	383,308
[1]InterDigital Communications, Inc.	200	5,164
[1]InterNAP Network Services Corp.	100	269
International Business Machines Corp.	6,168	597,618
[1]International Rectifier Corp.	280	3,783
Intersil Corp.	670	7,705
[1]Intuit, Inc.	1,383	37,341
[1]Itron, Inc.	137	6,487
[1]Ixia	100	517
[1]j2 Global Communications, Inc.	160	3,502
Jabil Circuit, Inc.	608	3,380
Jack Henry & Associates, Inc.	346	5,647
1JDA Software Group, Inc.	100	1,155
[1]Juniper Networks, Inc.	2,400	36,144
KLA-Tencor Corp.	773	15,460
[1]Knot, Inc.	100	820
[1]Kulicke & Soffa Industries, Inc.	200	524
1L-1 Identity Solutions, Inc.	300	1,533
[1]Lam Research Corp.	559	12,728
[1]Lattice Semiconductor Corp.	300	414
[1]Lawson Software, Inc.	400	1,700
Lender Processing Services, Inc.	454	13,897
[1]Lexmark International, Inc.	340	5,736
Linear Technology Corp.	1,004	23,072
[1]Littelfuse, Inc.	83	912
1LSI Logic Corp.	3,120	9,485
[1]Macrovision Solutions Corp.	521	9,269
[1]Magma Design Automation, Inc.	100	75
[1]Manhattan Associates, Inc.	100	1,732
[1]ManTech International Corp.	100	4,190
[1]MarketAxess Holdings, Inc.	100	764
[1]Marvell Technology Group Ltd.	2,400	21,984
[1]Mattson Technology, Inc.	200	168
1McAfee, Inc.	680	22,780
[1]MedAssets, Inc.	100	1,425
1MEMC Electronic Materials, Inc.	1,029	16,968
[1]Mentor Graphics Corp.	300	1,332
[1]MercadoLibre, Inc.	100	1,855
[1]Metavante Technologies, Inc.	448	8,942
Methode Electronics, Inc.	100	358
[1]Mettler Toledo International, Inc.	157	8,059
Micrel, Inc.	208	1,464
Microchip Technology, Inc.	800	16,952
[1]Micron Technology, Inc.	3,400	13,804
1MICROS Systems, Inc.	384	7,200
[1]Microsemi Corp.	280	3,248
Microsoft Corp.	36,578	671,938
[1]MicroStrategy, Inc.	20	684
1MKS Instruments, Inc.	133	1,951
[1]ModusLink Global Solutions, Inc.	150	389
Molex, Inc.	291	3,998
[1]Monolithic Power Systems, Inc.	100	1,550
Motorola, Inc.	10,462	44,254
1MPS Group, Inc.	240	1,428
1MSC.Software Corp.	200	1,128
MTS Systems Corp.	100	2,275
National Instruments Corp.	300	5,595
National Semiconductor Corp.	999	10,260
1NCR Corp.	700	5,565
[1]Ness Technologies, Inc.	200	590
[1]NetApp, Inc.	1,471	21,830
[1]Netezza Corp.	100	680
[1]NetGear, Inc.	100	1,205
[1]Netlogic Microsystems, Inc.	100	2,748
[1]Netscout Systems, Inc.	200	1,432
[1]Newport Corp.	100	442
[1]Novatel Wireless, Inc.	100	562
[1]Novell, Inc.	1,720	7,327
[1]Novellus Systems, Inc.	394	6,552
[1]Nuance Communications, Inc.	890	9,665
1NVIDIA Corp.	2,400	23,664
[1]Omniture, Inc.	400	5,276
[1]OmniVision Technologies, Inc.	180	1,210
1ON Semiconductor Corp.	1,930	7,527
[1]Oracle Corp.	18,900	341,523
1OSI Systems, Inc.	100	1,526
[1]Palm, Inc.	500	4,310
[1]Parametric Technology Corp.	600	5,988
Park Electrochemical Corp.	100	1,728
Paychex, Inc.	1,521	39,044
Pegasystems, Inc.	100	1,857
[1]Perficient, Inc.	100	540
PerkinElmer, Inc.	537	6,857
[1]Perot Systems Corp.	420	5,410
[1]Phase Forward, Inc.	200	2,558
Plantronics, Inc.	160	1,931
[1]Plexus Corp.	170	2,349
1PMC-Sierra, Inc.	900	5,742
[1]Polycom, Inc.	330	5,079

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Information Technology - (continued)
[1]Powerwave Technologies, Inc.	330	$196
[1]Progress Software Corp.	170	2,951
1QLogic Corp.	500	5,560
QUALCOMM, Inc.	7,600	295,716
Quality Systems, Inc.	149	6,742
[1]Quantum Corp.	800	536
[1]Quest Software, Inc.	400	5,072
[1]Rackable Systems, Inc.	110	447
[1]Rambus, Inc.	396	3,746
[1]RealNetworks, Inc.	180	419
[1]Red Hat, Inc.	909	16,217
1RF Micro Devices, Inc.	1,000	1,330
[1]Riverbed Technology, Inc.	200	2,616
[1]Rofin-Sinar Technologies, Inc.	120	1,934
[1]Rogers Corp.	56	1,057
Roper Industries, Inc.	466	19,782
[1]Rudolph Technologies, Inc.	100	303
1S1 Corp.	200	1,030
1SAIC, Inc.	900	16,803
[1]salesforce.com, Inc.	450	14,728
[1]SanDisk Corp.	1,100	13,915
[1]Sanmina-SCI Corp.	1,520	464
[1]Sapient Corp.	300	1,341
[1]ScanSource, Inc.	100	1,858
Seagate Technology	2,388	14,352
[1]Semtech Corp.	210	2,804
[1]Sigma Designs, Inc.	100	1,244
[1]Silicon Image, Inc.	200	480
[1]Silicon Laboratories, Inc.	250	6,600
[1]Sina Corp.	200	4,650
[1]Skyworks Solutions, Inc.	833	6,714
[1]Sohu.com, Inc.	100	4,131
[1]Solera Holdings, Inc.	300	7,434
[1]SonicWALL, Inc.	300	1,338
[1]Sonus Networks, Inc.	1,600	2,512
[1]Spansion, Inc.	200	26
1SPSS, Inc.	100	2,843
1SRA International, Inc.	150	2,205
[1]Standard Microsystems Corp.	100	1,860
[1]Stanley, Inc.	100	2,539
[1]Stratasys, Inc.	100	827
[1]Sun Microsystems, Inc.	3,400	24,888
[1]Supertex, Inc.	100	2,310
[1]Sybase, Inc.	378	11,450
[1]Sycamore Networks, Inc.	1,060	2,830
1SYKES Enterprises, Inc.	100	1,663
[1]Symantec Corp.	3,800	56,772
[1]Synaptics, Inc.	150	4,014
[1]Synchronoss Technologies, Inc.	87	1,067
1SYNNEX Corp.	100	1,967
[1]Synopsys, Inc.	642	13,309
Syntel, Inc.	100	2,058
Take-Two Interactive Software, Inc.	285	2,380
[1]Taleo Corp.	100	1,182
[1]Taser International, Inc.	200	936
[1]Tech Data Corp.	180	3,920
Technitrol, Inc.	100	171
[1]Tekelec	300	3,969
[1]TeleCommunication Systems, Inc.	240	2,201
[1]Teledyne Technologies, Inc.	150	4,002
[1]Tellabs, Inc.	1,593	7,296
[1]Teradata Corp.	826	13,398
[1]Teradyne, Inc.	700	3,066
[1]Tessera Technologies, Inc.	160	2,139
Texas Instruments, Inc.	5,900	97,409
[1]Thermo Electron Corp.	1,916	68,344
[1]thinkorswim Group, Inc.	300	2,592
1THQ, Inc.	180	547
1TIBCO Software, Inc.	650	3,816
1TNS, Inc.	100	818
[1]Trident Microsystems, Inc.	180	263
[1]Trimble Navigation Ltd.	484	7,396
[1]Triquint Semiconductor, Inc.	600	1,482
1TTM Technologies, Inc.	200	1,160
[1]Tyler Technologies, Inc.	100	1,463
[1]Ultimate Software Group, Inc.	100	1,726
[1]Ultratech, Inc.	200	2,498
[1]Unisys Corp.	1,074	569
United Online, Inc.	300	1,338
[1]Universal Display Corp.	100	917
1UTStarcom, Inc.	180	140
[1]ValueClick, Inc.	312	2,655
[1]Varian Semiconductor Equipment Associates, Inc.	362	7,841
[1]Varian, Inc.	150	3,561
[1]Vasco Data Security International, Inc.	100	577
[1]Veeco Instruments, Inc.	100	667
[1]VeriFone Holdings, Inc.	260	1,768
[1]Verigy Ltd.	200	1,650
[1]VeriSign, Inc.	910	17,172
[1]Viasat, Inc.	100	2,082
[1]Vignette Corp.	100	668
[1]Vishay Intertechnology, Inc.	510	1,775
1VMware, Inc.	200	4,724
[1]Vocus, Inc.	100	1,329
[1]Waters Corp.	500	18,475
[1]Websense, Inc.	160	1,920
[1]Western Digital Corp.	1,003	19,398
[1]Wind River Systems, Inc.	300	1,920
Xerox Corp.	4,027	18,323
Xilinx, Inc.	1,288	24,678
[1]Yahoo!, Inc.	5,987	76,693
[1]Zebra Technologies Corp.	285	5,421
[1]Zoran Corp.	152	1,338

Total Information Technology		6,636,813

Materials - 3.8%
A.M. Castle & Co.	100	892
[1]AbitibiBowater, Inc.	193	106
Air Products & Chemicals, Inc.	930	52,312

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Materials - (continued)
Airgas, Inc.	357	$12,070
AK Steel Holding Corp.	390	2,777
Albemarle Corp.	300	6,531
Alcoa, Inc.	4,300	31,562
Allegheny Technologies, Inc.	400	8,772
[1]Alpha Natural Resources, Inc.	358	6,354
AMCOL International Corp.	100	1,484
American Vanguard Corp.	100	1,290
Ameron International Corp.	33	1,738
AptarGroup, Inc.	339	10,556
Arch Chemicals, Inc.	100	1,896
Arch Coal, Inc.	634	8,477
Ashland, Inc.	280	2,892
Balchem Corp.	100	2,513
Ball Corp.	436	18,922
Bemis Co.	430	9,017
[1]Brush Engineered Materials, Inc.	100	1,387
[1]Buckeye Technologies, Inc.	200	426
Cabot Corp.	235	2,470
[1]Calgon Carbon Corp.	194	2,749
[1]Cambrex Corp.	100	228
Carpenter Technology Corp.	200	2,824
Celanese Corp.	748	10,001
[1]Century Aluminum Co.	200	422
CF Industries Holdings, Inc.	246	17,498
[1]Clearwater Paper Corp.	51	410
Cliffs Natural Resources, Inc.	540	9,806
[1]Coeur d’Alene Mines Corp.	1,620	1,523
Commercial Metals Co.	620	7,161
Compass Minerals International, Inc.	125	7,046
Consol Energy, Inc.	875	22,085
[1]Crown Holdings, Inc.	787	17,889
Cytec Industries, Inc.	138	2,073
Deltic Timber Corp.	100	3,941
Dow Chemical Co.	4,200	35,406
Eagle Materials, Inc.	234	5,674
Eastman Chemical Co.	290	7,772
Ecolab, Inc.	1,065	36,987
EI Du Pont de Nemours & Co.	4,100	91,553
Ferro Corp.	200	286
FMC Corp.	300	12,942
Foundation Coal Holdings, Inc.	150	2,152
Freeport-McMoRan Copper & Gold, Inc.	1,700	64,787
[1]General Moly, Inc.	300	318
Georgia Gulf Corp.	50	36
Gibraltar Industries, Inc.	100	472
[1]GrafTech International Ltd.	400	2,464
[1]Graphic Packaging Holding Co.	300	261
Greif, Inc.	96	3,196
[1]Haynes International, Inc.	50	891
HB Fuller Co.	238	3,094
[1]Hecla Mining Co.	500	1,000
[1]Horsehead Holding Corp.	200	1,100
Huntsman Corp.	591	1,850
Innophos Holdings, Inc.	100	1,128
Innospec, Inc.	94	354
[1]International Coal Group, Inc.	400	644
International Flavors & Fragrances, Inc.	295	8,986
International Paper Co.	1,867	13,144
[1]Intrepid Potash, Inc.	200	3,690
[1]James River Coal Co.	100	1,234
[1]Jarden Corp.	282	3,573
Kaiser Aluminum Corp.	50	1,156
Louisiana-Pacific Corp.	330	736
Lubrizol Corp.	275	9,353
Martin Marietta Materials, Inc.	187	14,829
Massey Energy Co.	300	3,036
MeadWestvaco Corp.	705	8,453
Minerals Technologies, Inc.	78	2,500
Monsanto Co.	2,500	207,750
Mosaic Co.	760	31,905
Myers Industries, Inc.	100	614
Neenah Paper, Inc.	100	363
NewMarket Corp.	60	2,658
Newmont Mining Corp.	2,200	98,472
[1]Northwest Pipe Co.	100	2,847
Nucor Corp.	1,500	57,255
Olin Corp.	300	4,281
Olympic Steel, Inc.	100	1,517
1OM Group, Inc.	106	2,048
[1]Owens-Illinois, Inc.	771	11,133
P.H. Glatfelter Co.	100	624
Packaging Corp. of America	400	5,208
[1]Pactiv Corp.	600	8,754
[1]Patriot Coal Corp.	200	742
Peabody Energy Corp.	1,263	31,626
[1]PolyOne Corp.	300	693
Potlatch Corp.	181	4,197
PPG Industries, Inc.	790	29,151
Praxair, Inc.	1,400	94,206
Rayonier, Inc.	400	12,088
Rock-Tenn Co.	200	5,410
[1]Rockwood Holdings, Inc.	200	1,588
Rohm & Haas Co.	600	47,304
Royal Gold, Inc.	149	6,967
RPM International, Inc.	500	6,365
1RTI International Metals, Inc.	88	1,030
Schnitzer Steel Industries, Inc.	100	3,139
Schulman (A.), Inc.	100	1,355
Scotts Miracle-Gro Co.	206	7,148
Sealed Air Corp.	782	10,792
Sigma-Aldrich Corp.	594	22,447
Silgan Holdings, Inc.	100	5,254
[1]Solutia, Inc.	500	935
Sonoco Products Co.	430	9,021
Spartech Corp.	86	212
Steel Dynamics, Inc.	700	6,167
[1]Stillwater Mining Co.	100	370
[1]Symyx Technologies	60	267

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Materials - (continued)
Temple-Inland, Inc.	400	$2,148
Texas Industries, Inc.	63	1,575
Titanium Metals Corp.	407	2,226
United States Steel Corp.	528	11,157
1USEC, Inc.	630	3,024
Valspar Corp.	466	9,306
Vulcan Materials Co.	500	22,145
Wausau Paper Corp.	100	526
Westlake Chemical Corp.	100	1,463
Weyerhaeuser Co.	980	27,019
Worthington Industries, Inc.	200	1,742
1WR Grace & Co.	300	1,896
Zep, Inc.	100	1,023
[1]Zoltek Cos., Inc.	100	681

Total Materials		1,464,991

Telecommunication Services - 3.8%
Alaska Communications Systems Group, Inc.	100	670
[1]American Tower Corp.	1,862	56,661
AT&T, Inc.	26,918	678,334
[1]Cbeyond, Inc.	100	1,883
[1]Centennial Communications Corp.	373	3,081
CenturyTel, Inc.	400	11,248
[1]Cincinnati Bell, Inc.	740	1,702
Consolidated Communications Holdings, Inc.	100	1,026
[1]Crown Castle International Corp.	1,281	26,145
[1]EchoStar Corp.	141	2,091
Embarq Corp.	642	24,300
1EMS Technologies, Inc.	100	1,746
Fairpoint Communications, Inc.	295	230
Frontier Communications Corp.	1,300	9,334
[1]General Communication, Inc.	100	668
[1]Global Crossing Ltd.	100	700
[1]Harris Stratex Networks, Inc.	300	1,155
[1]Hughes Communications, Inc.	100	1,203
1ICO Global Communications Holdings Ltd.	500	175
Iowa Telecommunications Services, Inc.	100	1,146
[1]iPCS, Inc.	45	437
1JDS Uniphase Corp.	797	2,590
[1]Leap Wireless International, Inc.	239	8,334
[1]Level 3 Communications, Inc.	6,554	6,030
[1]Liberty Global, Inc.	600	8,736
[1]Loral Space & Communications, Inc.	100	2,136
[1]MetroPCS Communications, Inc.	1,000	17,080
[1]NeuStar, Inc.	346	5,795
[1]Neutral Tandem, Inc.	100	2,461
1NII Holdings, Inc.	700	10,500
NTELOS Holdings Corp.	100	1,814
1PAETEC Holding Corp.	300	432
[1]Premiere Global Services, Inc.	200	1,764
Qwest Communications International, Inc.	7,131	24,388
1RCN Corp.	70	259
1SAVVIS, Inc.	100	619
1SBA Communications Corp.	490	11,417
Shenandoah Telecom Co.	100	2,280
[1]Sprint Nextel Corp.	12,400	44,268
[1]Starent Networks Corp.	200	3,162
[1]Syniverse Holdings, Inc.	300	4,728
Telephone & Data Systems, Inc.	223	5,912
Telephone & Data Systems, Inc. (Special Shares)	200	4,730
[1]TerreStar Corp.	400	224
[1]Time Warner Cable, Inc.	1,646	40,821
[1]tw telecom, Inc.	648	5,670
1US Cellular Corp.	66	2,200
1USA Mobility, Inc.	100	921
Verizon Communications, Inc.	13,000	392,600
[1]Vonage Holdings Corp.	200	80
Windstream Corp.	2,100	16,926

Total Telecommunication Services		1,452,812

Utilities - 4.8%
1AES Corp.	3,100	18,011
AGL Resources, Inc.	391	10,373
Allegheny Energy, Inc.	806	18,675
Allete, Inc.	100	2,669
Alliant Energy Corp.	527	13,012
Ameren Corp.	958	22,216
American Electric Power Co., Inc.	1,864	47,085
American States Water Co.	100	3,632
American Water Works Co., Inc.	300	5,772
Aqua America, Inc.	594	11,880
Atmos Energy Corp.	432	9,988
Avista Corp.	200	2,756
Black Hills Corp.	150	2,683
California Water Service Group	100	4,186
CenterPoint Energy, Inc.	1,400	14,602
CH Energy Group, Inc.	70	3,283
Cleco Corp.	300	6,507
CMS Energy Corp.	1,100	13,024
Consolidated Edison, Inc.	1,310	51,889
Constellation Energy Group, Inc.	854	17,644
Dominion Resources, Inc.	2,700	83,673
DPL, Inc.	580	13,073
DTE Energy Co.	707	19,584
Duke Energy Corp.	5,700	81,624
[1]Dynegy, Inc.	1,836	2,589
Edison International	1,460	42,063
1El Paso Electric Co.	190	2,677
Empire District Electric Co.	150	2,166
[1]Enbridge Energy Management LLC	96	2,781
Energen Corp.	280	8,156
Entergy Corp.	880	59,919
EQT Corp.	600	18,798
Exelon Corp.	3,057	138,757
FirstEnergy Corp.	1,430	55,198

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Utilities - (continued)
FPL Group, Inc.	1,793	$90,959
Great Plains Energy, Inc.	500	6,735
Hawaiian Electric Industries, Inc.	420	5,771
IDACORP, Inc.	175	4,088
Integrys Energy Group, Inc.	369	9,609
ITC Holdings Corp.	200	8,724
[1]Kinder Morgan Management LLC	359	14,633
Laclede Group, Inc.	120	4,678
Macquarie Infrastructure Co. LLC	168	232
MDU Resources Group, Inc.	808	13,041
MGE Energy, Inc.	100	3,137
[1]Mirant Corp.	800	9,120
Nalco Holding Co.	710	9,280
National Fuel Gas Co.	300	9,201
New Jersey Resources Corp.	240	8,155
Nicor, Inc.	269	8,939
NiSource, Inc.	1,154	11,309
Northeast Utilities	776	16,754
Northwest Natural Gas Co.	90	3,908
NorthWestern Corp.	170	3,652
1NRG Energy, Inc.	1,026	18,058
NSTAR	520	16,578
NV Energy, Inc.	986	9,258
OGE Energy Corp.	430	10,243
Oneok, Inc.	500	11,315
Ormat Technologies, Inc.	100	2,746
Otter Tail Corp.	190	4,189
Pepco Holdings, Inc.	967	12,068
[1]Petrohawk Energy Corp.	1,300	24,999
PG&E Corp.	1,655	63,254
Piedmont Natural Gas Co.	300	7,767
Pinnacle West Capital Corp.	490	13,014
PNM Resources, Inc.	384	3,172
Portland General Electric Co.	300	5,277
PPL Corp.	1,700	48,807
Progress Energy, Inc.	1,287	46,667
Public Service Enterprise Group, Inc.	2,300	67,781
Questar Corp.	829	24,397
[1]Reliant Energy, Inc.	1,674	5,340
SCANA Corp.	487	15,043
Sempra Energy	1,038	47,997
SJW Corp.	100	2,543
South Jersey Industries, Inc.	190	6,650
Southern Co.	3,500	107,170
Southern Union Co.	536	8,158
Southwest Gas Corp.	200	4,214
[1]Southwestern Energy Co.	1,608	47,741
Spectra Energy Corp.	2,800	39,592
TECO Energy, Inc.	949	10,581
UGI Corp.	451	10,648
UIL Holdings Corp.	100	2,232
UniSource Energy Corp.	160	4,510
Vectren Corp.	314	6,622
Westar Energy, Inc.	437	7,661
WGL Holdings, Inc.	200	6,560
Wisconsin Energy Corp.	505	20,791
Xcel Energy, Inc.	2,032	37,856

Total Utilities		1,834,369

Total Common Stocks - (Identified Cost $59,375,515)		38,306,211

Rights - 0.0%

Rights/Warrants - 0.0%
United America Indty Ltd. Rights Exp. 4/6/2009 (Identified Cost $2,484)	100	47

Mutual Fund - 1.4%

AIM Prime Fund (At Net Asset Value)	548,896	548,896

	Par Amount	Value
U.S. Treasury - 0.2%

[4]United States Treasury Bill, 0.050% - 0.190%, 6/11/2009 (At Amortized Cost)	$80,000	79,978

Total Investments - 102.00% (Identified Cost $60,006,873)		38,935,132

Other Assets & Liabilities - Net - (2.0)%		(766,966)

Total Net Assets - 100.0%		$38,168,166

1	Non-income producing security.

2	Real Estate Investment Trust (REIT)

3	Investments in non-controlled affiliate. The Portfolio owns shares of State Street Corp. with a cost basis of $110,169 at March 31, 2009.

4	Pledged as collateral to ensure the Portfolio is able to satisfy the obligation of its outstanding long futures contracts.

5	At March 31, 2009, the cost of investments for federal tax purposes was $60,006,873. The net unrealized depreciation of investments for federal tax purposes was $21,071,741. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $682,049 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,753,790.

At March 31, 2009, the Fund had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
S&P 500 E Mini Index Futures	10	$397,400	June 2009	$20,107
Russell 2000 Mini Index Futures	5	$210,650	June 2009	$14,865

AARP Portfolios

U.S. Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if last sale is not available.

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

INVESTMENT VALUATION

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolios’ investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$38,935,132	$34,972
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—

Total	$38,935,132	$34,972

*	Other financial instruments include futures.

AARP Portfolios

International Stock Market Portfolio

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - 72.0%

Aerospace & Defense - 0.6%
BAE Systems PLC	7,745	$37,039
Cobham PLC	2,413	5,927
European Aeronautic Defence and Space Co. NV	683	7,934
Finmeccanica SpA	840	10,437
Gamesa Corp. Tecnologica SA	390	4,996
Meggitt PLC	1,428	2,618
[1]Rolls-Royce Group PLC	3,818	16,048
Safran SA	401	3,728
Singapore Technologies Engineering Ltd.	3,000	4,852
Smiths Group PLC	803	7,680
Thales SA	189	7,153
Zodiac SA	91	2,304

Total		110,716

Air Freight & Couriers - 0.2%
Deutsche Post AG	1,769	19,024
Hamburger Hafen und Logistik AG	54	1,332
TNT NV	789	13,476
Toll Holdings Ltd.	1,331	5,759
Yamato Holdings Co. Ltd.	1,000	9,349

Total		48,940

Airlines - 0.2%
Air France-KLM	271	2,408
[1]All Nippon Airways Co. Ltd.	2,000	7,786
British Airways PLC	1,285	2,587
Cathay Pacific Airways Ltd.	2,000	2,000
Deutsche Lufthansa AG	461	4,994
Iberia Lineas Aereas de Espana SA	811	1,699
[1]Japan Airlines Corp.	2,000	4,034
Qantas Airways Ltd.	1,981	2,393
Singapore Airlines Ltd.	940	6,180

Total		34,081

Auto Components - 0.4%
Aisin Seiki Co. Ltd.	400	6,237
Bridgestone Corp.	1,300	18,473
Compagnie Generale des Etablissements Michelin	302	11,185
Denso Corp.	1,100	21,655
GKN PLC	1,370	1,337
NGK Spark Plug Co. Ltd.	1,000	8,401
NOK Corp.	200	1,688
Nokian Renkaat, OYJ	230	2,696
Stanley Electric Co. Ltd.	300	3,310
Sumitomo Rubber Industries, Inc.	300	1,985
Toyoda Gosei Co. Ltd.	100	1,496
Toyota Boshoku Corp.	100	1,019
Toyota Industries Corp.	400	8,451
Valeo SA	168	2,452

Total		90,385

Automobiles - 2.5%
Bayerische Motoren Werke AG	691	19,966
Daihatsu Motor Co. Ltd.	1,000	7,756
DaimlerChrysler AG	1,905	48,199
Fiat SpA	1,467	10,252
Fuji Heavy Industries Ltd.	1,000	3,247
Honda Motor Co. Ltd.	3,700	86,385
Isuzu Motors Ltd.	3,000	3,600
Mazda Motor Corp.	2,000	3,308
[1]Mitsubishi Motors Corp.	8,000	10,085
Nissan Motor Co. Ltd.	4,700	16,590
Peugeot SA	334	6,307
Renault SA	398	8,173
Suzuki Motor Corp.	800	13,143
Toyota Motor Corp.	6,100	191,942
Volkswagen AG	196	60,116
Yamaha Motor Co. Ltd.	400	3,530

Total		492,599

Banks - 8.7%
77 Bank Ltd.	1,000	4,912
[1]Allied Irish Banks PLC	1,906	1,516
Alpha Bank AE	784	5,177
Anglo Irish Bank Corp. PLC	1,621	—
[1]Aozora Bank Ltd.	1,000	1,089
Australia & New Zealand Banking Group Ltd.	4,575	49,885
Banca Carige SpA	1,495	4,897
Banca Intesa SpA (Certificates.-participating cumulative)	1,839	3,456
Banca Monte dei Paschi di Siena SpA	5,120	7,075
Banca Popolare di Milano SCRL	825	4,102
Banche Popolari Unite SCPA	1,265	13,915
Banco Bilbao Vizcaya Argentaria SA	7,802	63,213
[1]Banco Comercial Portugues SA	4,792	3,927
Banco de Sabadell SA	1,952	9,784
Banco Espirito Santo SA	451	1,752
Banco Popolare SCRL	1,389	6,373
Banco Popular Espanol SA	1,642	10,386
Banco Santander Central Hispano SA	18,123	124,726
Banco Santander SA	67	438
Bank of East Asia Ltd.	3,362	6,498
Bank of Ireland	2,139	1,475
Bank of Kyoto Ltd.	1,000	8,391
Bank of Yokohama Ltd.	3,000	12,647
Bankinter SA	561	5,929
Barclays PLC	18,765	39,706
Bendigo Bank Ltd.	573	3,249
BNP Paribas	1,803	74,404
BOC Hong Kong Holdings Ltd.	8,000	8,206
Chiba Bank Ltd.	2,000	9,783
Commerzbank AG	1,426	7,602
Commonwealth Bank of Australia	3,356	80,690
Credit Agricole SA	2,006	22,110
Credit Suisse Group	2,343	71,260
[1]Danske Bank A/S	910	7,647
DBS Group Holdings Ltd.	3,500	19,444

1

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Banks - (continued)
Deutsche Bank AG	1,215	$48,818
Deutsche Postbank AG	176	2,789
Dexia SA	1,144	3,944
DnB NOR ASA	1,600	7,182
EFG Eurobank Ergasias SA	645	3,712
EFG International	103	767
Erste Bank der Oesterreichischen Sparkassen AG	393	6,645
Fukuoka Financial Group, Inc.	2,000	6,031
Gunma Bank Ltd.	1,000	5,345
Hachijuni Bank Ltd.	1,000	5,759
Hang Seng Bank Ltd.	1,600	16,165
Hiroshima Bank Ltd.	1,000	3,782
HSBC Holdings PLC	26,604	150,241
Intesa Sanpaolo SpA	16,903	46,454
Investec PLC	865	3,611
Iyo Bank Ltd.	1,000	10,035
Joyo Bank Ltd.	2,000	9,157
Julius Baer Holding AG	439	10,786
[1]Jyske Bank A/S	99	2,256
KBC Groep NV	331	5,350
Lloyds TSB Group PLC	21,662	21,896
Mediobanca SpA	1,018	8,626
Mitsubishi UFJ Financial Group, Inc.	24,500	117,614
Mizuho Financial Group, Inc.	20,800	39,437
National Australia Bank Ltd.	4,106	57,136
National Bank of Greece SA	1,033	15,630
Natixis	2,123	3,601
Nishi-Nippon City Bank Ltd.	2,000	4,276
Nordea Bank AB	4,560	22,651
OKO Bank PLC	200	1,178
Oversea-Chinese Banking Corp. Ltd.	6,000	19,092
Piraeus Bank SA	636	4,217
Raiffeisen International Bank Holding AG	119	3,347
Resona Holdings, Inc.	1,100	14,533
Royal Bank Of Scotland Common Stock	15,900	—
[1]Royal Bank of Scotland Group PLC	37,102	12,996
[1]Sapporo Hokuyo Holdings, Inc.	1,000	2,784
Seven Bank Ltd.	1	2,646
[1]Shinsei Bank Ltd.	3,000	2,995
Shizuoka Bank Ltd.	1,000	8,915
Skandinaviska Enskilda Banken AB	910	2,856
SNS Reaal	278	978
Societe Generale	1,042	40,761
Standard Chartered PLC	4,151	51,424
Sumitomo Mitsui Financial Group, Inc.	1,500	51,586
Suncorp-Metway Ltd.	2,975	12,358
Suruga Bank Ltd.	1,000	8,169
Svenska Handelsbanken	950	13,409
Swedbank AB	800	2,665
UniCredito Italiano SpA	27,285	44,937
United Overseas Bank Ltd.	3,000	19,171
Westpac Banking Corp.	6,128	80,988
Wing Hang Bank Ltd.	510	2,402

Total		1,739,767

Beverages - 1.2%
[1]Anheuser-Busch InBev NV	640	3
Asahi Breweries Ltd.	800	9,488
Carlsberg A/S	160	6,552
Coca-Cola Amatil Ltd.	1,133	6,801
Coca-Cola West Holdings Co. Ltd.	100	1,589
Diageo PLC	5,515	62,014
Foster’s Group Ltd.	3,998	14,005
Fraser and Neave Ltd.	2,000	3,327
Heineken Holding NV	234	5,675
Heineken NV	510	14,472
InBev NV	1,609	44,262
Ito En Ltd.	100	1,215
Kirin Brewery Co. Ltd.	2,000	21,018
Lion Nathan Ltd.	667	3,731
Pernod-Ricard SA	371	20,650
SABMiller PLC	2,027	30,052
Sapporo Holdings Ltd.	1,000	3,762

Total		248,616

Biotechnology - 0.0%
Grifols SA	272	3,913

Building Products - 0.3%
Asahi Glass Co. Ltd.	2,000	10,468
Assa Abloy AB	680	6,344
Cie de Saint-Gobain	831	23,273
Geberit AG	82	7,361
JS Group Corp.	500	5,577
Nippon Sheet Glass Co. Ltd.	1,000	2,441
TOTO Ltd.	1,000	4,962
Wienerberger AG	171	1,345

Total		61,771

Chemicals - 2.1%
Akzo Nobel NV	534	20,178
Asahi Kasei Corp.	3,000	10,741
BASF AG	2,075	62,708
Bayer AG	1,682	80,295
Daicel Chemical Industries, Ltd.	1,000	3,560
Dainippon Ink and Chemicals, Inc.	1,000	1,452
Denki Kagaku Kogyo K. K.	1,000	1,785
GEA Group AG	322	3,429
Givaudan SA	14	7,248
JSR Corp.	400	4,619
K+S AG	309	14,313
Kaneka Corp.	1,000	4,881
Kansai Paint Co. Ltd.	1,000	5,517
Koninklijke DSM NV	290	7,620
Kuraray Co. Ltd.	1,000	8,421
Lonza Group AG	98	9,674
Mitsubishi Chemical Holdings Corp.	3,000	10,166
Mitsubishi Gas Chemical Co., Inc.	1,000	4,236

2

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Chemicals - (continued)
Mitsubishi Rayon Co. Ltd.	1,000	$1,906
Mitsui Chemicals, Inc.	1,000	2,410
Novozymes A/S	110	7,932
Nufarm Ltd.	326	2,550
Orica Ltd.	711	7,280
Shin-Etsu Chemical Co. Ltd.	900	43,296
Showa Denko K.K.	2,000	2,441
Solvay SA	122	8,534
Sumitomo Chemical Co. Ltd.	4,000	13,433
Syngenta AG	213	42,877
Taiyo Nippon Sanso Corp.	1,000	6,465
Teijin Ltd.	2,000	4,296
Toray Industries, Inc.	3,000	11,951
Tosoh Corp.	1,000	1,876
Ube Industries Ltd.	2,000	3,590
Wacker Chemie AG	33	2,736
Yara International ASA	350	7,647

Total		432,063

Commercial Services & Supplies - 0.6%
Adecco SA	257	8,024
Benesse Corp.	200	7,302
Bureau Veritas SA	86	3,250
Capita Group PLC	1,280	12,417
Dai Nippon Printing Co. Ltd.	1,000	9,067
Group 4 Securicor PLC	2,609	7,233
Hakuhodo DY Holdings, Inc.	50	2,128
Hays PLC	2,836	2,950
[1]Invensys PLC	1,783	4,239
Legrand SA	202	3,505
Mitsubishi UFJ Lease & Finance Co. Ltd.	120	2,493
PagesJaunes Groupe SA	249	2,102
Randstad Holdings NV	220	3,728
Secom Co. Ltd.	500	18,305
Securitas AB	680	4,943
Serco Group PLC	988	5,166
SGS SA	10	10,486
Societe BIC SA	54	2,649
Toppan Printing Co. Ltd.	1,000	6,747

Total		116,734

Communications Equipment - 0.8%
[1]Alcatel SA	4,792	9,010
Nokia OYJ	8,470	99,737
Telefonaktiebolaget LM Ericsson	6,190	50,622

Total		159,369

Computers & Peripherals - 0.3%
[1]Elpida Memory, Inc.	200	1,372
Fujitsu Ltd.	4,000	14,724
[1]Logitech International SA	381	3,942
Mitsumi Electric Co. Ltd.	200	2,844
1NEC Corp.	4,000	10,650
Toshiba Corp.	7,000	17,931

Total		51,463

Construction & Engineering - 0.7%
Acciona SA	60	6,162
Actividades de Construction y Servicios SA (ACS)	384	15,907
Aker Kvaerner ASA	374	2,417
Alstom SA	480	24,814
Amec PLC	730	5,568
Balfour Beatty PLC	1,055	4,947
Eiffage SA	79	3,670
FLSmidth & Co. A/S	100	2,537
Fomento de Construcciones y Contratas SA	100	3,057
Grupo Ferrovial SA	131	2,790
HOCHTIEF AG	83	3,138
Husqvarna AB, Series B	548	2,211
Italcementi SpA	146	769
JGC Corp.	1,000	11,255
Kajima Corp.	2,000	4,881
Kinden Corp.	1,000	8,068
Kurita Water Industries Ltd.	200	3,818
Leighton Holdings Ltd.	310	4,142
Obayashi Corp.	1,000	4,821
SembCorp Industries Ltd.	2,000	3,090
Shimizu Corp.	1,000	4,125
Skanska AB	1,080	9,290
Strabag SE	109	2,138
Taisei Corp.	2,000	3,792

Total		137,407

Construction Materials - 0.4%
Boral Ltd.	1,224	3,059
Cimpor Cimentos de Portugal SGPS SA	466	2,315
CRH PLC	1,195	25,739
CSR Ltd.	2,197	1,825
Fletcher Building Ltd.	1,118	3,815
HeidelbergCement AG	53	1,734
Holcim Ltd.	413	14,706
Imerys SA	56	2,046
Italcementi SpA	120	1,213
James Hardie Industries NV	800	2,326
Lafarge SA	264	11,864
Taiheiyo Cement Corp.	2,000	2,905
Titan Cement Co. SA	110	2,334

Total		75,881

Containers & Packaging - 0.1%
Amcor Ltd.	1,788	5,508
Rexam PLC	1,399	5,400
Toyo Seikan Kaisha Ltd.	300	4,339

Total		15,247

Distributors - 0.4%
ABC-Mart, Inc.	100	1,908
Li & Fung Ltd.	6,200	14,624
Metcash Ltd.	1,626	4,570
Olam International Ltd.	2,100	2,016

3

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Distributors - (continued)
Reckitt Benckiser Group PLC	1,325	$49,613

Total		72,731

Diversified Financials - 1.8%
3i Group PLC	837	3,243
Acom Co. Ltd.	100	2,804
Aeon Credit Service Co. Ltd.	100	902
Australian Stock Exchange Ltd.	353	7,173
[1]Babcock & Brown International Property Ltd.	463	—
Banco de Valencia SA	424	3,514
Cattles PLC	24	1
Chinese Estates Holdings Ltd.	2,060	2,480
Credit Saison Co. Ltd.	300	2,889
Criteria Caixacorp SA	1,788	5,761
Daiwa Securities Group, Inc.	3,000	12,949
Deutsche Boerse AG	439	26,417
Eurazeo	54	1,445
[1]Exor SpA	175	1,761
Experian Group Ltd.	2,127	13,281
Fortis NV	4,571	8,383
Groupe Bruxelles Lambert SA	168	11,397
Hokuhoku Financial Group, Inc.	2,000	3,611
Hong Kong Exchanges and Clearing Ltd.	2,000	18,852
Hypo Real Estate Holding AG	357	587
ICAP PLC	1,044	4,541
ING Groep NV	4,138	22,772
Investor AB	1,000	12,630
[1]Jafco Co. Ltd.	100	1,760
KBC Ancora	67	542
Keppel Corp. Ltd.	3,000	9,881
London Stock Exchange Group PLC	301	2,434
Macquarie Group Ltd.	583	10,918
Man Group PLC	3,534	11,040
[1]Marfin Investment Group SA	1,216	4,386
Matsui Securities Co. Ltd.	200	1,295
Mediolanum SpA	422	1,455
Mitsui Trust Holdings, Inc.	2,000	6,051
Mizuho Trust & Banking Co. Ltd.	3,000	2,753
Nomura Holdings, Inc.	3,700	18,471
1ORIX Corp.	190	6,074
Pargesa Holding SA	57	3,024
Perpetual Ltd.	73	1,362
Promise Co. Ltd.	100	1,555
Schroders PLC	261	2,952
Shinko Securities Co. Ltd.	1,000	1,926
Singapore Exchange Ltd.	2,000	6,706
Sony Financial Holdings, Inc.	2	5,305
Sumitomo Trust & Banking Co. Ltd.	3,000	11,285
Swire Pacific Ltd.	2,000	13,355
Takefuji Corp.	200	930
1UBS AG	6,426	60,335
Yamaguchi Financial Group, Inc.	1,000	9,349

Total		362,537

Diversified Telecommunication Services - 3.4%
Belgacom SA	351	10,984
BT Group PLC	17,408	19,463
Deutsche Telekom AG	6,296	78,061
Elisa OYJ	280	4,081
France Telecom SA	4,076	92,695
Hellenic Telecommunications Organization SA	560	8,347
Hutchison Telecommunications International Ltd.	3,000	937
Iliad SA	32	2,979
Millicom International Cellular SA	149	5,578
Mobistar SA	60	3,783
Nippon Telegraph & Telephone Corp.	1,200	45,141
PCCW Ltd.	7,000	3,595
Portugal Telecom SGPS SA	1,269	9,811
Prysmian SpA	217	2,158
Royal KPN NV	3,957	52,787
Singapore Telecommunications Ltd.	17,300	28,776
Swisscom AG	50	14,029
Tele2 AB	637	5,364
Telecom Corp. of New Zealand Ltd.	3,941	5,110
Telecom Italia SpA	22,512	28,986
Telecom Italia SpA (RNC-Participating Cumulative)	12,482	12,687
Telefonica SA	9,418	187,581
Telekom Austria AG	735	11,111
Telenor ASA	1,700	9,711
TeliaSonera AB	5,170	24,804
Telstra Corp. Ltd.	9,891	21,981

Total		690,540

Electric Utilities - 3.1%
BKW FMB Energie AG	32	2,303
Cheung Kong Infrastructure Holdings Ltd.	1,000	3,994
Chubu Electric Power Co., Inc.	1,500	32,827
Chugoku Electric Power Co., Inc.	600	12,949
CLP Holdings Ltd.	4,500	30,455
Contact Energy Ltd.	498	1,620
Drax Group PLC	739	5,457
E.ON AG	4,176	115,791
1EDP Renovaveis SA	435	3,547
Electric Power Development Co.	300	8,835
Electricite de France	419	16,410
Enel SpA	9,502	45,518
Energias de Portugal SA	3,801	13,170
Hokkaido Electric Power Co., Inc.	400	7,987
Hokuriku Electric Power Co.	400	9,561
HongKong Electric Holdings	3,000	17,922
[1]Iberdrola Renovables	1,809	7,484
Iberdrola SA	7,667	53,681
International Power PLC	3,126	9,408
Kansai Electric Power Co., Inc.	1,700	36,690
Kyushu Electric Power Co., Inc.	800	17,831

4

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Electric Utilities - (continued)
Public Power Corp.	210	$3,787
Red Electrica de Espana	224	8,733
Scottish & Southern Energy PLC	2,052	32,535
Shikoku Electric Power Co., Inc.	400	10,630
Solarworld AG	167	3,415
Terna SpA	2,474	7,693
Tohoku Electric Power Co., Inc.	1,000	21,835
Tokyo Electric Power Co., Inc.	2,700	66,986
Verbund - Oesterreichische Elektrizitatswirtschafts-AG	156	5,914

Total		614,968

Electrical Equipment - 1.5%
1ABB Ltd.	4,824	67,263
Fanuc Ltd.	400	26,746
Fuji Electric Holdings Co. Ltd.	1,000	1,170
Furukawa Electric Co. Ltd.	1,000	2,804
Matsushita Electric Works Ltd.	1,000	7,221
Mitsubishi Electric Corp.	4,000	17,790
Nitto Denko Corp.	400	8,088
Schneider Electric SA	499	33,158
Siemens AG	1,934	110,303
Sumitomo Electric Industries Ltd.	1,600	13,248
Ushio, Inc.	200	2,792
[1]Vestas Wind Systems A/S	470	20,585

Total		311,168

Electronic Equipment & Instruments - 0.8%
Alps Electric Co. Ltd.	300	1,020
Citizen Watch Co. Ltd.	700	2,824
Hirose Electric Co. Ltd.	100	9,541
Hitachi Chemical Co. Ltd.	200	2,376
Hitachi Ltd.	8,000	21,461
Hoya Corp.	900	17,518
Ibiden Co. Ltd.	300	7,156
Keyence Corp.	110	20,523
Kingboard Chemical Holdings Ltd.	2,000	4,119
Kyocera Corp.	400	26,141
Mabuchi Motor Co. Ltd.	100	4,024
Nidec Corp.	200	8,875
Nippon Electric Glass Co. Ltd.	1,000	6,918
Omron Corp.	400	4,667
Rohm Co. Ltd.	200	9,863
Shimadzu Corp.	1,000	6,344
TDK Corp.	300	11,043
Yaskawa Electric Corp.	1,000	4,286
Yokogawa Electric Corp.	500	1,987

Total		170,686

Energy Equipment & Services - 0.2%
[1]Cie Generale de Geophysique-Veritas	284	3,294
Fugro NV	130	4,129
[1]Renewable Energy Corp. AS	307	2,656
Saipem SpA	563	10,004
SBM Offshore NV	310	4,123
SeaDrill Ltd.	576	5,589
Technip SA	209	7,375
WorleyParsons Ltd.	340	4,237

Total		41,407

Food & Drug Retailing - 1.7%
Cadbury PLC	3,056	23,026
Carrefour SA	1,393	54,307
Casino Guichard Perrachon SA	90	5,850
Colruyt SA	34	7,785
Delhaize Group	208	13,463
FamilyMart Co. Ltd.	100	3,026
J Sainsbury PLC	2,195	9,823
Kesko OYJ	160	3,316
Koninklijke Ahold NV	2,671	29,221
Lawson, Inc.	200	8,230
Seven & I Holdings Co. Ltd.	1,800	39,211
Tesco PLC	17,264	82,291
WM Morrison Supermarkets PLC	5,009	18,297
Woolworths Ltd.	2,673	46,281

Total		344,127

Food Products - 2.5%
Ajinomoto Co., Inc.	1,000	7,009
[1]Aryzta AG	172	4,105
Associated British Foods PLC	758	6,941
Coca Cola Hellenic Bottling Co. SA	350	5,013
Danisco A	90	2,688
[1]Genting International PLC	6,000	2,071
Golden Agri-Resources Ltd.	11,440	2,068
Goodman Fielder Ltd.	2,884	2,086
Groupe DANONE	959	46,620
Incitec Pivot Ltd.	3,450	5,064
Kerry Group PLC	285	5,767
Kikkoman Corp.	1,000	8,290
Lindt & Spruengli AG	2	2,675
Meiji Dairies Corp.	1,000	4,135
Nestle SA	8,421	284,346
Nippon Meat Packers, Inc.	1,000	10,337
Nisshin Seifun Group, Inc.	500	5,310
Nissin Food Products Co. Ltd.	200	5,849
Parmalat SpA	3,496	7,190
Suedzucker AG	163	3,136
Tate & Lyle PLC	936	3,486
Unilever NV	3,568	70,261
Wilmar International Ltd.	2,000	4,168
Yakult Honsha Co. Ltd.	200	3,538

Total		502,153

Gas Utilities - 0.6%
AGL Energy Ltd.	917	9,497
Centrica PLC	11,213	36,511
Enagas	373	5,278
Gas Natural SDG SA	458	6,249
Hong Kong & China Gas Co.	8,360	13,225
Osaka Gas Co. Ltd.	4,000	12,425

5

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Gas Utilities - (continued)
Snam Rete Gas SpA	1,616	$8,657
Toho Gas Co. Ltd.	1,000	4,559
Tokyo Gas Co. Ltd.	5,000	17,397

Total		113,798

Health Care Equipment & Supplies - 0.8%
Air Liquide SA	545	44,261
Alfresa Holdings Corp.	100	3,610
BioMerieux	34	2,653
Cie Generale d’Optique Essilor International SA	420	16,207
Cochlear Ltd.	113	3,919
Coloplast A/S	49	3,010
Getinge AB	433	4,184
Luxottica Group SpA	283	4,387
Nobel Biocare Holding AG	235	4,005
Olympus Corp.	1,000	15,935
Phonak Holding AG	100	6,037
[1]Qiagen NV	433	6,913
Smith & Nephew PLC	1,833	11,321
Straumann Holding AG	15	2,322
Synthes, Inc.	123	13,686
Terumo Corp.	400	14,644
[1]William Demant Holding A/S	100	4,015

Total		161,109

Health Care Providers & Services - 0.2%
Celesio AG	173	3,184
Fresenius Medical Care AG & Co. KGaA	398	15,442
Fresenius SE	58	2,196
Mediceo Paltac Holdings Co. Ltd.	300	3,180
Parkway Holdings Ltd.	1,467	1,119
Sonic Healthcare Ltd.	687	5,265
Suzuken Co. Ltd.	200	5,194

Total		35,580

Hotels Restaurants & Leisure - 0.5%
Accor SA	398	13,835
Aristocrat Leisure Ltd.	764	1,804
Autogrill SpA	172	990
Carnival PLC	333	7,546
City Developments Ltd.	1,000	3,353
Compass Group PLC	3,847	17,545
Crown Ltd.	943	4,146
Intercontinental Hotels Group PLC	520	3,948
Ladbrokes PLC	1,254	3,285
Lottomatica SpA	121	1,986
OPAP SA	460	12,090
Oriental Land Co. Ltd.	100	6,334
Shangri-La Asia Ltd.	2,000	2,276
Sky City Entertainment Group Ltd.	810	1,294
Sodexho Alliance SA	196	8,921
TABCORP Holdings Ltd.	1,129	5,081
Thomas Cook Group PLC	1,002	3,438
TUI AG	428	2,282
TUI Travel PLC	1,127	3,686
UOL Group Ltd.	1,000	1,229
Whitbread PLC	354	3,988

Total		109,057

Household Durables - 0.9%
Casio Computer Co. Ltd.	400	2,796
Daito Trust Construction Co. Ltd.	200	6,656
Daiwa House Industry Co. Ltd.	1,000	7,988
Electrolux AB	532	4,157
[1]Haseko Corp.	2,500	1,160
Koninklijke Philips Electronics NV	2,223	32,662
Makita Corp.	300	6,656
Matsushita Electric Industrial Co. Ltd.	4,000	43,124
[1]Sanyo Electric Co. Ltd.	3,000	4,417
Sekisui Chemical Co. Ltd.	1,000	4,942
Sekisui House Ltd.	1,000	7,503
Sharp Corp.	2,000	15,652
Sony Corp.	2,200	44,331

Total		182,044

Household Products - 0.2%
Henkel KGaA	276	6,954
Kao Corp.	1,000	19,354
Uni-Charm Corp.	100	6,051

Total		32,359

Industrial Conglomerates - 0.5%
Aeon Mall Co. Ltd.	100	1,266
Brambles Ltd.	2,878	9,564
Burberry Group PLC	870	3,505
Hopewell Holdings Ltd.	1,000	2,606
Hutchison Whampoa Ltd.	5,000	24,613
Jeronimo Martins SGPS SA	479	2,355
Noble Group Ltd.	3,400	2,660
NWS Holdings Ltd.	2,101	2,830
Orkla ASA	1,718	11,777
Pirelli & C SpA	5,630	1,312
Tomkins PLC	1,695	2,938
Wendel SA	59	1,557
Wesfarmers Ltd.	322	4,236
Wesfarmers Ltd.-PPS	2,320	30,276

Total		101,495

Insurance - 2.9%
Admiral Group PLC	376	4,588
Aegon NV	2,915	11,303
Aioi Insurance Co. Ltd.	1,000	3,832
Alleanza Assicurazioni SpA	825	4,644
Allianz AG	991	83,131
AMP Ltd.	4,469	14,541
Assicurazioni Generali SpA	2,322	39,720
Aviva PLC	5,969	18,455
AXA Asia Pacific Holdings Ltd.	1,731	4,074
AXA SA	3,397	40,767
Baloise Holding AG	109	6,968
CNP Assurances	77	4,850

6

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Insurance - (continued)
Fondiaria-SAI SpA	141	$1,645
Friends Provident PLC	4,940	4,895
Hannover Rueckversicherung AG	128	4,074
Insurance Australia Group Ltd.	4,653	11,274
Irish Life & Permanent PLC	120	178
Legal & General Group PLC	12,307	7,566
Mapfre SA	1,333	2,917
Millea Holdings, Inc.	1,500	36,231
Mitsui Sumitomo Insurance Group Holdings, Inc.	800	18,355
Muenchener Rueckversicherungs AG	453	55,144
Nipponkoa Insurance Co. Ltd.	1,000	5,708
Old Mutual PLC	10,816	8,026
Prudential PLC	5,614	27,049
QBE Insurance Group Ltd.	2,304	30,737
Sampo OYJ	891	13,138
SCOR SE	355	7,294
Sompo Japan Insurance, Inc.	2,000	10,186
Standard Life PLC	4,522	10,739
[1]Swiss Life Holding	76	5,239
Swiss Reinsurance	702	11,482
T&D Holdings, Inc.	400	9,500
[1]Topdanmark A/S	50	4,914
TrygVesta A/S	53	2,675
Unipol Gruppo Finanziario SpA	1,422	1,258
Wiener Staedtische Versicherung AG	82	2,352
Zurich Financial Services AG	312	49,308

Total		578,757

Internet & Catalog Retail - 0.0%
Dena Co. Ltd.	1	3,238
Rakuten, Inc.	13	6,188

Total		9,426

Internet Software & Services - 0.2%
SBI Holdings, Inc.	34	3,494
Softbank Corp.	1,600	20,267
United Internet AG	267	2,227
Yahoo! Japan Corp.	31	8,088

Total		34,076

It Consulting & Services - 0.2%
Atos Origin SA	138	3,537
Cap Gemini SA	287	9,218
Computershare Ltd.	963	5,854
Indra Sistemas SA	200	3,851
Itochu Techno-Solutions Corp.	100	2,052
LogicaCMG PLC	2,993	2,728
Nomura Research Institute Ltd.	200	3,086
NTT Data Corp.	3	8,084
Obic Co. Ltd.	10	1,240

Total		39,650

Leisure Equipment & Products - 0.3%
Fuji Photo Film Co. Ltd.	1,100	23,574
Konica Minolta Holdings, Inc.	1,000	8,451
Namco Bandai Holdings, Inc.	400	3,966
Sankyo Co. Ltd.	100	4,306
Shimano, Inc.	200	5,981
Tattersall’s Ltd.	2,237	4,290
Yamaha Corp.	300	2,895

Total		53,463

Machinery - 1.2%
Alfa Laval AB	800	6,034
Amada Co. Ltd.	1,000	5,224
Atlas Copco AB, Series A	1,393	10,421
Atlas Copco AB, Series B	816	5,536
Daikin Industries Ltd.	600	16,217
Hitachi Construction Machinery Co. Ltd.	200	2,560
IMI PLC	700	2,715
[1]Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	3,389
Japan Steel Works Ltd.	1,000	9,329
JTEKT Corp.	400	2,759
Kawasaki Heavy Industries Ltd.	3,000	5,930
Komatsu Ltd.	1,900	20,503
Kubota Corp.	2,000	10,791
Linde AG	304	20,632
MAN AG	225	9,786
Metso OYJ	290	3,423
Minebea Co. Ltd.	1,000	3,610
Mitsubishi Heavy Industries Ltd.	7,000	21,038
Mitsui Engineering & Shipbuilding Co. Ltd.	1,000	1,654
NGK Insulators Ltd.	1,000	15,178
NSK Ltd.	1,000	3,802
NTN Corp.	1,000	2,794
Sandvik AB	2,144	12,235
Scania AB	700	5,682
SembCorp Marine Ltd.	1,400	1,666
SMC Corp.	100	9,530
Sulzer AG	56	2,884
Sumitomo Heavy Industries Ltd.	1,000	3,278
THK Co. Ltd.	200	2,667
Volvo AB, Series A	2,300	12,177
Volvo AB, Series B	914	4,850
Wartsila OYJ	200	4,214
Zardoya Otis SA	257	4,693

Total		247,201

Marine - 0.3%
A.P. Moller - Maersk A	1	4,326
A.P. Moller-Maersk Group A/S	2	8,760
Cosco Corp. Singapore Ltd.	2,000	1,078
Frontline Ltd.	100	1,781
Kamigumi Co. Ltd.	1,000	6,606
Kawasaki Kisen Kaisha Ltd.	1,000	3,076
Mitsui OSK Lines Ltd.	3,000	14,553
Neptune Orient Lines Ltd.	1,000	776

7

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Marine - (continued)
Nippon Yusen Kabushiki Kaisha	3,000	$11,406
Pacific Basin Shipping Ltd.	3,000	1,382

Total		53,744

Media - 1.2%
British Sky Broadcasting PLC	2,372	14,701
Daily Mail & General Trust PLC	553	1,850
Dentsu, Inc.	400	6,035
Eutelsat Communications	186	3,946
Fuji Television Network, Inc.	1	1,111
Gestevision Telecinco SA	184	1,274
ITV PLC	6,665	1,811
JC Decaux SA	134	1,514
John Fairfax Holdings Ltd.	4,676	3,286
Jupiter Telecommunications Co. Ltd.	6	3,982
Lagardere SCA	244	6,838
M6-Metropole Television	111	1,809
Mediaset SpA	1,585	7,057
Modern Times Group AB	100	1,699
Pearson PLC	1,683	16,879
Publicis Groupe	273	6,994
Reed Elsevier NV	1,305	13,955
Reed Elsevier PLC	2,486	17,807
Sanoma-WSOY OYJ	190	2,424
SES-FDR	587	11,193
Singapore Press Holdings Ltd.	3,000	4,990
Television Broadcasts Ltd.	1,000	3,194
Television Francaise 1 (TFI)	255	1,995
Thomson Reuters PLC	372	8,297
Toho Co. Ltd.	200	2,773
Tokyo Broadcasting System, Inc.	100	1,305
United Business Media Ltd.	465	2,830
Vivendi SA	2,564	67,745
Wolters Kluwer NV	565	9,148
WPP PLC	2,314	12,994

Total		241,436

Metals & Mining - 3.6%
Acerinox SA	291	3,376
Alumina Ltd.	3,170	2,809
Anglo American PLC	2,897	49,122
Antofagasta PLC	839	6,052
ArcelorMittal	1,910	38,688
BHP Billiton Ltd.	7,468	164,978
BHP Billiton PLC	4,834	95,720
BlueScope Steel Ltd.	1,731	3,080
Daido Steel Co. Ltd.	1,000	2,451
Dowa Mining Co. Ltd.	1,000	3,701
Eramet	11	2,415
Eurasian Natural Resources Corp.	712	4,593
[1]Fortescue Metals Group Ltd.	2,681	4,733
Husqvarna AB. Series B NPV	840	7,251
JFE Holdings, Inc.	1,200	25,959
Johnson Matthey PLC	458	6,895
Kazakhmys PLC	435	2,307
Kobe Steel Ltd.	5,000	6,354
Kone OYJ	315	6,516
Lonmin PLC	234	4,761
Maruichi Steel Tube Ltd.	100	2,128
Mitsubishi Materials Corp.	3,000	8,018
[1]Mitsui Mining & Smelting Co. Ltd.	1,000	1,634
Newcrest Mining Ltd.	1,081	24,494
Nippon Steel Corp.	11,000	29,177
Nisshin Steel Co. Ltd.	1,000	1,664
OneSteel Ltd.	1,814	2,826
Outokumpu OYJ	200	2,164
Oxiana Ltd.	10,010	2,425
Rautaruukki OYJ	180	2,879
Rio Tinto Ltd.	644	25,221
Rio Tinto PLC	2,192	73,647
Salzgitter AG	80	4,464
Sims Group Ltd.	309	3,594
SSAB Svenskt Stal AB, Class A	312	2,646
SSAB Svenskt Stal AB, Class B	250	1,976
Sumitomo Metal Industries Ltd.	8,000	15,894
Sumitomo Metal Mining Co. Ltd.	1,000	9,490
Tenaris SA	977	9,924
The Umicore Group	271	4,997
ThyssenKrupp AG	751	13,116
Tokyo Steel Manufacturing Co. Ltd.	200	1,983
Vallourec Group	113	10,461
Vedanta Resources PLC	306	2,955
Voestalpine AG	254	3,318
Xstrata PLC	1,318	8,795
Yamato Kogyo Co. Ltd.	100	2,118

Total		713,769

Multi-line Retail - 0.4%
Aeon Co. Ltd.	1,300	8,443
Compagnie Nationale a Portefeuille	84	3,892
Harvey Norman Holdings Ltd.	1,080	1,922
Home Retail Group	1,905	6,121
Isetan Mitsukoshi Holdings Ltd.	640	4,886
J Front Retailing Co. Ltd.	1,000	3,429
Lifestyle International Holdings Ltd.	1,500	1,194
Marks & Spencer Group PLC	3,262	13,805
Marui Co. Ltd.	500	2,637
Metro AG	241	7,942
Next PLC	404	7,647
PPR SA	157	10,051
Takashimaya Co. Ltd.	1,000	5,698
UNY Co. Ltd.	1,000	7,746

Total		85,413

Multi-Utilities - 0.6%
ACEA SpA	235	2,805
AEM SpA	2,665	4,039
RWE AG	975	68,278
SP AusNet	2,758	1,738
Union Fenosa SA	762	18,188
United Utilities Group PLC	1,414	9,774

8

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Multi-Utilities - (continued)
Veolia Environnement	788	$16,426

Total		121,248

Office Electronics - 0.4%
Brother Industries Ltd.	500	3,646
Canon Marketing Japan, Inc.	100	1,398
Canon, Inc.	2,400	68,257
Neopost SA	63	4,879
Ricoh Co. Ltd.	1,000	11,729

Total		89,909

Oil & Gas - 7.3%
Aeroports de Paris	65	3,448
BG Group PLC	7,373	111,209
BP PLC	41,609	280,488
[1]Cairn Energy PLC	278	8,645
Caltex Australia Ltd.	300	1,851
Cosmo Oil Co. Ltd.	1,000	3,005
ENI SpA	5,795	112,347
Fortum OYJ	925	17,602
Galp Energia SGPS SA	389	4,632
Gaz de France SA	2,399	82,234
Hellenic Petroleum SA	230	2,187
Idemitsu Kosan Co. Ltd.	100	7,443
Inpex Holdings, Inc.	2	13,776
Japan Petroleum Exploration Co.	100	4,004
[1]Lundin Petroleum AB	431	2,334
[1]Mongolia Energy Co. Ltd.	4,000	1,156
National Grid PLC	5,375	41,151
[1]Neste Oil OYJ	277	3,681
Nippon Mining Holdings, Inc.	2,000	7,866
Nippon Oil Corp.	3,000	14,734
Norsk Hydro ASA	1,402	5,284
OMV AG	341	11,395
Origin Energy Ltd.	1,838	18,832
Repsol YPF SA	1,645	28,423
Royal Dutch Shell PLC	7,886	177,124
Royal Dutch Shell PLC, B shares	5,939	129,997
Santos Ltd.	1,212	14,138
Saras SpA	779	2,037
Showa Shell Sekiyu K.K.	400	3,615
Statoil ASA	2,818	49,716
TonenGeneral Sekiyu K.K.	1,000	9,712
Total SA	4,743	235,383
Tullow Oil PLC	1,758	20,183
Woodside Petroleum Ltd.	1,098	28,962

Total		1,458,594

Paper & Forest Products - 0.2%
Holmen AB	130	2,154
Nippon Paper Group, Inc.	200	4,821
OJI Paper Co. Ltd.	2,000	8,068
Stora Enso OYJ	1,180	4,178
Svenska Cellulosa AB	1,180	8,935
UPM-Kymmene OYJ	1,080	6,230

Total		34,386

Personal Products - 0.6%
Beiersdorf AG	187	8,379
L’Oreal SA	539	37,024
Shiseido Co. Ltd.	1,000	14,472
Unilever PLC	2,814	53,025

Total		112,900

Pharmaceuticals - 5.8%
[1]Actelion Ltd.	205	9,345
Astellas Pharma, Inc.	1,100	33,503
AstraZeneca PLC	3,222	112,905
Chugai Pharmaceutical Co. Ltd.	500	8,371
CSL Ltd.	1,351	30,388
Daiichi Sankyo Co. Ltd.	1,500	24,931
Dainippon Sumitomo Pharma Co. Ltd.	300	2,475
Eisai Co. Ltd.	600	17,427
[1]Elan Corp. PLC	995	6,926
GlaxoSmithKline PLC	11,560	179,735
Hisamitsu Pharmaceutical Co., Inc.	200	6,132
Ipsen SA	63	2,422
Kyowa Hakko Kogyo Co. Ltd.	591	4,929
[1]Merck KGaA	134	11,827
Mitsubishi Tanabe Pharma Corp.	1,000	9,793
Novartis AG	5,291	200,014
Novo-Nordisk A/S	1,020	48,761
Ono Pharmaceutical Co. Ltd.	200	8,693
Orion OYJ	168	2,428
Roche Holding AG	1,563	214,234
Sanofi-Aventis	2,341	131,560
Santen Pharmaceutical Co. Ltd.	200	5,527
Shionogi & Co. Ltd.	1,000	16,983
Shire Ltd.	1,166	14,386
Takeda Pharmaceutical Co. Ltd.	1,800	61,722
Tsumura & Co.	100	2,572
UCB SA	207	6,091

Total		1,174,080

Real Estate - 1.7%
[2]Ascendas Real Estate Investment Trust	2,000	1,604
[1]Berkeley Group Holdings PLC	165	2,095
[2]British Land Co. PLC	1,099	5,668
[2]CapitaLand Ltd.	6,000	9,191
CapitaMall Trust	2,000	1,736
2CFS Retail Property Trust	3,172	3,579
Cheung Kong Holdings Ltd.	3,000	25,838
[2]Corio NV	98	4,047
2DB RREEF Trust	7,133	3,704
[2]Gecina SA	33	1,264
2GPT Group	8,994	2,708
[2]Hammerson PLC	1,625	5,913
Hang Lung Group Ltd.	2,000	6,142
[2]Hang Lung Properties Ltd.	5,000	11,806
[2]Henderson Land Development Co. Ltd.	2,000	7,639
[2]Hysan Development Co. Ltd.	1,118	1,904

9

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Real Estate - (continued)
2ICADE EMGP	40	$2,828
[2]Japan Prime Realty Investment Corp.	1	1,833
[2]Japan Real Estate Investment Corp.	1	7,624
[2]Japan Retail Fund Investment Corp.	1	3,792
[2]Kerry Properties Ltd.	1,058	2,561
[2]Klepierre SA	168	2,951
[2]Land Securities Group PLC	966	6,039
Lend Lease Corp. Ltd.	796	3,576
LEOPALACE21 Corp.	300	1,761
[2]Liberty International PLC	509	2,833
[2]Link Real Estate Investment Trust (The Link REIT)	4,390	8,689
[2]Macquarie Goodman Group	5,235	1,178
[2]Macquarie Office Trust	4,146	488
[2]Mirvac Group	2,151	1,266
[2]Mitsubishi Estate Co. Ltd.	3,000	33,342
[2]Mitsui Fudosan Co. Ltd.	2,000	21,522
[2]New World Development Ltd.	5,444	5,430
[2]Nippon Building Fund, Inc.	1	8,532
Nomura Real Estate Holdings, Inc.	100	1,498
[2]Nomura Real Estate Office Fund, Inc.	1	5,517
2NTT Urban Development Corp.	2	1,589
Sacyr Vallehermoso SA	153	1,177
[2]Segro PLC	870	283
[2]Sino Land Co.	4,292	4,297
Stockland	157	312
[2]Stockland Trust Group	3,024	6,469
[2]Sumitomo Realty & Development Co. Ltd.	1,000	10,922
Sun Hung Kai Properties Ltd.	3,000	26,922
[2]Tokyo Tatemono Co. Ltd.	1,000	2,552
[2]Tokyu Land Corp.	1,000	2,723
[2]Unibail Holding	184	26,017
Westfield Group	4,714	32,635
Wharf Holdings Ltd.	3,250	8,127
Wheelock & Co. Ltd.	2,000	3,365

Total		345,488

Road & Rail - 0.9%
Central Japan Railway Co.	3	16,762
ComfortDelgro Corp. Ltd.	4,000	3,576
DSV A/S	400	2,927
East Japan Railway Co.	800	41,390
Firstgroup PLC	987	3,775
Hankyu Hanshin Holdings, Inc.	3,000	13,524
Keihin Electric Express Railway Co. Ltd.	1,000	7,181
Keio Corp.	1,000	5,648
Keisei Electric Railway Co. Ltd.	1,000	4,972
Kintetsu Corp.	4,000	16,540
MTR Corp.	3,146	7,591
National Express Group PLC	290	629
Nippon Express Co. Ltd.	2,000	6,212
Odakyu Electric Railway Co. Ltd.	1,000	7,705
Stagecoach Group PLC	1,172	2,011
Tobu Railway Co. Ltd.	2,000	10,065
Tokyu Corp.	3,000	12,465
West Japan Railway Co.	4	12,586

Total		175,559

Semiconductor Equipment & Products - 0.4%
Advantest Corp.	300	4,421
ASM Pacific Technology	500	1,755
ASML Holding NV	898	15,897
[1]Infineon Technologies AG	1,665	1,921
Murata Manufacturing Co. Ltd.	500	19,061
1NEC Electronics Corp.	100	603
Nikon Corp.	1,000	11,154
1OC Oerlikon Corp. AG	17	543
1Q-Cells AG	129	2,511
Seiko Epson Corp.	300	4,030
Shinko Electric Industries	100	946
STMicroelectronics NV	1,411	7,088
Sumco Corp.	300	4,363
Tokyo Electron Ltd.	400	14,684

Total		88,977

Software - 0.8%
[1]Autonomy Corp. PLC	490	9,142
Dassault Systemes SA	137	5,316
Konami Corp.	200	2,981
Nintendo Co. Ltd.	200	57,385
Oracle Corp. Japan	100	3,752
Sage Group PLC	2,714	6,565
SAP AG	1,913	67,680
Square Enix Co. Ltd.	100	1,875

Total		154,696

Specialty Retail - 0.7%
Billabong International Ltd.	369	2,171
Compagnie Financiere Richemont SA	1,089	16,991
Esprit Holdings Ltd.	2,500	12,742
Fast Retailing Co. Ltd.	100	11,265
Hennes & Mauritz AB	1,130	42,304
Inditex SA	455	17,709
Kingfisher PLC	5,075	10,862
Nitori Co. Ltd.	100	5,567
Sega Sammy Holdings, Inc.	300	2,611
Shimamura Co. Ltd.	100	5,305
USS Co. Ltd.	50	2,168
Yamada Denki Co. Ltd.	180	7,007
Yue Yuen Industrial Holdings Ltd.	1,500	3,422

Total		140,124

Textiles & Apparel - 0.5%
Adidas AG	412	13,691
Asics Corp.	1,000	6,838
Bulgari SpA	289	1,268
Christian Dior SA	116	6,349
Hermes International	144	16,720
LVMH Moet Hennessy Louis Vuitton SA	549	34,427

10

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Common Stocks - (continued)

Textiles & Apparel - (continued)
Nisshinbo Industries, Inc.	1,000	$9,359
Onward Holdings Co. Ltd.	1,000	6,475
Puma AG Rudolf Dassler Sport	12	1,818
Swatch Group AG	64	7,722
Swatch Group AG-Registered Shares	98	2,395

Total		107,062

Tobacco - 0.9%
British American Tobacco PLC	4,223	97,387
Imperial Tobacco Group PLC	2,229	49,937
Japan Tobacco, Inc.	10	26,413
Swedish Match AB	500	7,209

Total		180,946

Trading Companies & Distributors - 0.7%
Bunzl PLC	695	5,430
Hitachi High-Technologies Corp.	100	1,395
Itochu Corp.	3,000	14,462
Marubeni Corp.	4,000	12,304
Mitsubishi Corp.	3,000	38,879
Mitsui & Co. Ltd.	4,000	39,776
Sojitz Corp.	2,500	2,950
Sumitomo Corp.	2,500	21,255
Toyota Tsusho Corp.	400	3,816
[1]Wolseley PLC	1,385	4,569

Total		144,836

Transportation Infrastructure - 0.4%
Abertis Infraestructuras SA	554	8,647
Asciano Group	1,399	881
Auckland International Airport Ltd.	1,654	1,608
Autostrade SpA	533	8,043
Brisa-Auto Estradas de Portugal SA	609	4,199
Cintra Concesiones de Infraestructuras de Transporte SA	456	2,038
Fraport AG Frankfurt Airport Services Worldwide	78	2,506
Hopewell Highway Infrastructure Ltd.	100	56
Koninklijke Boskalis Westminster NV	121	2,428
Kuehne & Nagel International AG	111	6,472
Macquarie Airports	1,511	1,899
Macquarie Infrastructure Group	4,918	5,005
Societe Des Autoroutes Paris-Rhin-Rhone	45	2,864
Transurban Group	2,556	8,264
Vinci SA	945	35,031

Total		89,941

Water Utilities - 0.1%
Severn Trent PLC	496	7,020
[1]Suez Environnement SA	564	8,283

Total		15,303

Wireless Telecommunication Services - 1.5%
Bouygues SA	500	17,849
Carphone Warehouse Group PLC	786	1,410
[1]Foxconn International Holdings Ltd.	4,000	1,693
KDDI Corp.	7	32,615
NTT DoCoMo, Inc.	35	47,194
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	418	2,223
Vodafone Group PLC	115,350	202,434

Total		305,418

Total Common Stocks - (Identified Cost $24,052,142)		14,461,113

Preferred Stocks - 0.3%

Automobiles - 0.1%
Bayerische Motoren Werke AG	111	1,910
Porsche AG	182	8,539
Volkswagen AG	218	12,529

Total		22,978

Electrical Equipment - 0.0%
Schindler Holding AG	100	4,716

Health Care Providers & Services - 0.1%
Fresenius SE	167	7,653

Household Products - 0.1%
Henkel KGaA	369	10,021

Insurance - 0.0%
Unipol SpA	1,787	1,057

Multi-Utilities - 0.0%
RWE AG	84	5,220

Total Preferred Stocks - (Identified Cost $86,041)		51,645

Rights - 0.1%

Banco Espirito Santo SA Rights Exp. 4/7/09	451	718
Dowa Mining Co. Ltd. Rights Exp. 1/29/10	1,000	10
Fortis Rights Exp. 7/4/14	5,010	—
HSBC Holdings PLC Rights Exp. 4/3/09	11,085	22,346
Mapfre SA Rights Exp. 4/1/09	1,333	18
Nordea Bank AB Rights Exp. 4/3/09	50,160	5,712
Pohjola Bank PLC Rights Exp. 4/24/09	200	286

Total Rights - (Identified Cost $14,323)		29,090

11

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

	Shares	Value
Exchange-Traded Funds - 24.4%

iShares MSCI Canada Index Fund	78,900	1,298,694
iShares MSCI Emerging Markets Index Fund	145,600	3,612,336

Total Exchange-Traded Funds - (Identified Cost $5,180,089)		4,911,030

Mutual Fund - 1.4%

Aim Prime Fund (At Net Asset Value)	$283,672	$283,672

Total Investments - 98.2%[3] (Identified Cost $29,616,267)		19,736,550

Other Assets & Liabilities - Net - 1.8%		361,723

Total Net Assets - 100.0%		$20,098,273

1	Non-income producing security.

2	Real Estate Investment Trust (REIT).

3	At March 31, 2009, the cost of investments for federal tax purposes was $29,616,267. The net unrealized depreciation of investments for federal tax purposes was $9,879,717. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $302,478 and net unrealized depreciation from investments for those securities having an excess of cost over value of $10,182,195.

At March 31, 2009, the Portfolio had the following outstanding long futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
DJEuro Stoxx 50 Index	5	$132,141	June 2009	$2,741
FTSE 100 Index	1	$55,544	June 2009	$2,214
Topix Index	1	$78,362	June 2009	$8,142
MSCI EAFE Index	7	$363,650	June 2009	$24,794

Futures contracts are valued at the last sale at the market close or at the mean between the bid and asked price if the last sale is not available.

Unrealized appreciation/depreciation on open futures contracts is required to be treated as realized gain/loss for tax purposes.

At March 31, 2009, the Portfolio had outstanding foreign currency commitments as follows:

Settlement Date	Foreign currency units to receive	In exchange for	Contracts at value	Unrealized Appreciation/ Depreciation
Contracts Purchased
6/30/2009	200,000 EUR	272,390 USD	$265,248	$(7,142)
6/30/2009	64,000 GBP	93,081 USD	91,529	(1,552)
6/30/2009	15,200,000 JPY	157,106 USD	153,526	(3,580)

Net unrealized depreciation on foreign exchange contracts				$(12,274)

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolios most recent semi-annual or annual financial statements.

The following table shows the percent of total long-term investments by geographic location as of March 31, 2009:

United States	25.9%
Japan	18.2%
United Kingdom	14.5%
France	7.4%
Switzerland	5.9%
Germany	5.8%
Australia	5.0%
Spain	3.1%
Italy	2.4%
Netherlands	1.8%
Sweden	1.5%
Hong Kong	1.4%
Finland	0.9%
Singapore	0.8%
Belgium	0.7%
Denmark	0.7%
Norway	0.5%
Greece	0.3%
Luxembourg	0.3%
Bermuda	0.3%
Austria	0.2%
Portugal	0.2%
Ireland	0.2%
New Zealand	0.1%
Cayman Islands	0.1%
Other assets and liabilities	1.8%

Total net assets	100.0%

12

AARP Portfolios

International Stock Market Portfolio (continued)

March 31, 2009 (unaudited)

Portfolio of investments

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$19,732,119	$25,617
Level 2 – Other Significant Observable Inputs	10	—
Level 3 – Significant Unobservable Inputs	4,421	—

Total	$19,736,550	$25,617

*	Other financial instruments include futures and forwards.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of July 1, 2008	$—

Transfers in to Level 3	5,790

Change in unrealized appreciation/depreciation	(1,369)

Balance as of March 31, 2009	$4,421

13

AARP Portfolios

U.S. Bond Market Portfolio

March 31, 2009 (Unaudited)

Portfolio of investments

	Par Amount	Value
Asset-Backed Securities - 0.5%

Capital Auto Receivables Asset Trust, 4.680%, 10/15/2012	$25,000	$23,911
Capital One Multi-Asset Execution Trust, 4.900%, 12/15/2017	25,000	12,922
Citibank Credit Card Issuance Trust, 4.900%, 12/12/2016	100,000	95,390
Citibank Credit Card Issuance Trust 2003-A10, 4.750%, 12/10/2015	15,000	14,496
Countrywide Asset-Backed Certificates, 4.454%, 10/25/2035	20,000	18,021
Detroit Edison Securitization Funding LLC, 6.190%, 3/1/2013	17,181	17,939
Ford Credit Auto Owner Trust, 5.240%, 7/15/2012	50,000	47,615
PSE&G Transition Funding LLC, 6.750%, 6/15/2016	10,000	11,274
Residential Asset Securities Corp., 3.870%, 5/25/2033	19,290	13,245
TXU Electric Delivery Transition Bond Co. LLC, 5.290%, 5/15/2018	50,000	51,391

Total Asset-Backed Securities - (Identified Cost $327,796)		306,204

Corporate Bonds - 16.1%

Consumer Discretionary - 1.9%
Altria Group, Inc., 8.500%, 11/10/2013	50,000	54,279
Anheuser-Busch Cos., Inc., 6.450%, 9/1/2037	25,000	20,808
CBS Corp., 7.875%, 7/30/2030	30,000	18,876
Clorox Co., 5.450%, 10/15/2012	50,000	51,485
Coca-Cola Co., 5.350%, 11/15/2017	25,000	26,751
Coca-Cola Enterprises, Inc., 6.750%, 9/15/2028	25,000	25,530
Comcast Corp., 5.900%, 3/15/2016	50,000	48,366
Comcast Corp., 6.450%, 3/15/2037	25,000	21,906
Comcast Corp., 6.950%, 8/15/2037	50,000	46,698
Costco Wholesale Corp., 5.500%, 3/15/2017	50,000	52,801
DaimlerChrysler North America Holdings, 8.500%, 1/18/2031	25,000	22,407
DaimlerChrysler North America Holdings Senior Note, 6.500%, 11/15/2013	50,000	45,346
Dr Pepper Snapple Group, Inc., 6.120%, 5/1/2013	100,000	98,985
FedEx Corp., 7.375%, 1/15/2014	10,000	10,612
Home Depot, Inc., 5.400%, 3/1/2016	50,000	45,008
Kohl’s Corp., 6.250%, 12/15/2017	25,000	23,003
Lowe’s Cos., Inc., 5.800%, 10/15/2036	25,000	22,061
May Department Stores Co., 6.700%, 7/15/2034	25,000	13,837
News America Holdings, Inc., 9.250%, 2/1/2013	35,000	37,163
News America, Inc. Senior Note, 6.150%, 3/1/2037	25,000	18,278
Target Corp. Note, 5.875%, 3/1/2012	50,000	53,456
Time Warner Cable, Inc., 5.850%, 5/1/2017	50,000	44,895
Time Warner, Inc., 5.875%, 11/15/2016	25,000	23,696
Time Warner, Inc., 7.700%, 5/1/2032	50,000	45,075
United Parcel Service, Inc., 6.200%, 1/15/2038	25,000	25,523
Vanderbilt University, 5.250%, 4/1/2019	50,000	50,445
Viacom, Inc. Senior Note, 5.750%, 4/30/2011	100,000	97,463
Wal-Mart Stores, Inc., 5.000%, 4/5/2012	100,000	107,882
Wal-Mart Stores, Inc., 5.250%, 9/1/2035	25,000	22,545

Total Consumer Discretionary		1,175,180

Consumer Staples - 0.8%
Archer-Daniels-Midland Co., 7.000%, 2/1/2031	25,000	26,611
Campbell Soup Co., 4.500%, 2/15/2019	20,000	19,974
ConAgra Foods, Inc., 7.000%, 10/1/2028	25,000	24,239
CVS Caremark Corp., 6.250%, 6/1/2027	25,000	23,098
General Mills, Inc., 6.000%, 2/15/2012	50,000	52,738
H.J. Heinz Finance Co., 6.000%, 3/15/2012	25,000	26,131
Hershey Co., 4.850%, 8/15/2015	25,000	25,425
Kraft Foods, Inc., 6.125%, 2/1/2018	25,000	25,099
Kraft Foods, Inc., 6.250%, 6/1/2012	50,000	52,795
Kroger Co., 5.500%, 2/1/2013	50,000	51,304
McDonald’s Corp., 6.300%, 3/1/2038	25,000	25,829
Procter & Gamble Co., 5.550%, 3/5/2037	25,000	25,555
Xerox Corp., 6.350%, 5/15/2018	50,000	37,309
Yum! Brands, Inc., 6.250%, 3/15/2018	50,000	46,700

Total Consumer Staples		462,807

Energy - 1.4%
Alberta Energy Co. Ltd., 8.125%, 9/15/2030	25,000	23,973
Anadarko Petroleum Corp., 5.950%, 9/15/2016	25,000	21,563
Apache Corp., 6.000%, 1/15/2037	25,000	24,194
Appalachian Power Co., 5.000%, 6/1/2017	10,000	8,709
Baker Hughes, Inc., 6.500%, 11/15/2013	25,000	27,438
Boardwalk Pipelines LLC, 5.500%, 2/1/2017	20,000	16,814
Canadian Natural Resources Ltd., 5.700%, 5/15/2017	25,000	22,325

1

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2009 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Energy - (continued)
ConocoPhillips, 4.400%, 5/15/2013	$100,000	$101,862
ConocoPhillips Canada Funding Co., 5.950%, 10/15/2036	25,000	22,187
El Paso Natural Gas Co., 5.950%, 4/15/2017	50,000	44,161
EnCana Corp., 4.750%, 10/15/2013	25,000	23,954
Enterprise Products Operating LP, 6.875%, 3/1/2033	10,000	8,265
EOG Resources, Inc., 6.875%, 10/1/2018	25,000	27,015
FirstEnergy Corp., 6.450%, 11/15/2011	25,000	25,038
FirstEnergy Corp., 7.375%, 11/15/2031	20,000	16,315
Hess Corp., 7.300%, 8/15/2031	25,000	21,803
KeySpan Corp., 8.000%, 11/15/2030	25,000	23,663
Kinder Morgan Energy Partners LP, 5.800%, 3/15/2035	50,000	37,203
Marathon Oil Corp., 6.600%, 10/1/2037	25,000	19,944
Murphy Oil Corp., 6.375%, 5/1/2012	25,000	25,219
Pemex Project Funding Master Trust, 6.625%, 6/15/2035	25,000	17,906
Petro-Canada, 7.000%, 11/15/2028	25,000	19,401
Plains All American Pipeline LP, 6.650%, 1/15/2037	25,000	18,167
Progress Energy, Inc., 6.850%, 4/15/2012	50,000	51,917
Progress Energy, Inc., 7.750%, 3/1/2031	25,000	25,142
Spectra Energy Capital LLC, 5.900%, 9/15/2013	50,000	48,704
TransCanada Pipelines Ltd., 9.875%, 1/1/2021	25,000	30,323
Transocean, Inc., 6.000%, 3/15/2018	25,000	23,593
Valero Energy Corp., 7.500%, 4/15/2032	25,000	19,657
Williams Cos, Inc., 7.125%, 9/1/2011	50,000	49,777
XTO Energy, Inc., 6.100%, 4/1/2036	25,000	21,213

Total Energy		867,445

Financials - 6.8%
Allstate Corp., 5.950%, 4/1/2036	25,000	18,241
American Express Bank FSB, 3.150%, 12/9/2011	25,000	25,849
American Express Co., 7.000%, 3/19/2018	100,000	88,355
American General Finance Corp., 5.400%, 12/1/2015	20,000	7,408
American International Group, Inc., 6.250%, 5/1/2036	25,000	8,785
Ameritech Capital Funding, 6.550%, 1/15/2028	20,000	17,549
Bank of America Corp., 3.125%, 6/15/2012	50,000	51,767
Bank of America Corp., 4.750%, 8/15/2013	100,000	77,565
Bank of America Corp., 5.625%, 10/14/2016	50,000	42,478
Bank of America NA, 5.300%, 3/15/2017	50,000	36,796
Bank of America NA, 6.000%, 10/15/2036	25,000	16,581
BB&T Corp., 5.250%, 11/1/2019	25,000	22,008
Bear Stearns Cos., Inc., 4.500%, 10/28/2010	50,000	49,516
Bear Stearns Cos., Inc., 5.300%, 10/30/2015	30,000	27,852
Bear Stearns Cos., Inc., 6.950%, 8/10/2012	150,000	152,868
Berkshire Hathaway Finance Corp., 4.850%, 1/15/2015	10,000	10,110
Capital One Capital IV, 6.745%, 2/17/2037	25,000	8,536
Chubb Corp., 6.000%, 11/15/2011	10,000	10,209
Cincinnati Financial Corp., 6.920%, 5/15/2028	10,000	7,625
CIT Group, Inc., 5.000%, 2/1/2015	25,000	15,239
Citigroup, Inc., 2.875%, 12/9/2011	25,000	25,729
Citigroup, Inc., 5.850%, 12/11/2034	50,000	38,237
Citigroup, Inc., 6.125%, 5/15/2018	100,000	86,458
Citigroup, Inc. Global Senior Note, 6.500%, 1/18/2011	100,000	95,646
CNA Financial Corp., 6.000%, 8/15/2011	25,000	21,818
Countrywide Financial Corp., 4.500%, 6/15/2010	50,000	46,226
Credit Suisse USA, Inc., 5.125%, 8/15/2015	100,000	92,918
Credit Suisse USA, Inc., 5.250%, 3/2/2011	50,000	50,583
Devon Financing Corp. ULC, 6.875%, 9/30/2011	50,000	52,320
Discover Financial Services, 6.450%, 6/12/2017	25,000	18,065
Fifth Third Bancorp, 8.250%, 3/1/2038	50,000	30,702
Financing Corp. (FICO), 9.650%, 11/2/2018	25,000	37,723
General Electric Capital Corp., 3.000%, 12/9/2011	50,000	51,515
General Electric Capital Corp., 5.400%, 2/15/2017	50,000	43,829
General Electric Capital Corp., 5.875%, 2/15/2012	150,000	148,998
General Electric Capital Corp., 5.875%, 1/14/2038	50,000	35,816
General Electric Capital Corp., 6.750%, 3/15/2032	60,000	48,780
General Electric Insurance Solutions Corp., 7.000%, 2/15/2026	50,000	38,008

2

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2009 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Financials - (continued)
Goldman Sachs Group, Inc., 1.625%, 7/15/2011	$50,000	$50,064
Goldman Sachs Group, Inc., 3.250%, 6/15/2012	100,000	104,458
Goldman Sachs Group, Inc., 5.125%, 1/15/2015	50,000	45,111
Goldman Sachs Group, Inc., 5.450%, 11/1/2012	100,000	96,326
Goldman Sachs Group, Inc., 5.950%, 1/15/2027	30,000	20,732
Goldman Sachs Group, Inc., 6.125%, 2/15/2033	25,000	20,880
Goldman Sachs Group, Inc., 6.150%, 4/1/2018	50,000	45,747
Goldman Sachs Group, Inc., 6.345%, 2/15/2034	15,000	8,876
Goldman Sachs Group, Inc., 6.750%, 10/1/2037	25,000	16,950
Hartford Financial Services Group, Inc., 6.100%, 10/1/2041	25,000	12,685
HSBC Finance Corp., 4.750%, 7/15/2013	100,000	73,780
HSBC Finance Corp., 5.000%, 6/30/2015	25,000	18,548
HSBC Finance Corp., 6.375%, 11/27/2012	50,000	40,404
Inter-American Development Bank, 4.250%, 9/10/2018	50,000	52,175
Inter-American Development Bank, 5.000%, 4/5/2011	100,000	106,143
International Lease Finance Corp., 5.450%, 3/24/2011	100,000	67,388
International Lease Finance Corp., 5.650%, 6/1/2014	50,000	26,078
JP Morgan Chase Capital XXV, 6.800%, 10/1/2037	50,000	33,192
JPMorgan Chase & Co., 3.125%, 12/1/2011	100,000	103,674
JPMorgan Chase & Co., 6.000%, 1/15/2018	25,000	25,295
JPMorgan Chase & Co., 6.625%, 3/15/2012	100,000	97,738
JPMorgan Chase Capital XV, 5.875%, 3/15/2035	25,000	14,696
JPMorgan Chase Capital XVIII, 6.950%, 8/17/2036	25,000	16,984
Keycorp, 6.500%, 5/14/2013	50,000	48,835
Lazard Group, 6.850%, 6/15/2017	50,000	40,319
Liberty Property LP, 6.625%, 10/1/2017	50,000	34,108
Marshall & Ilsley Corp., 5.350%, 4/1/2011	50,000	38,895
Merrill Lynch & Co., Inc., 6.150%, 4/25/2013	100,000	84,132
MetLife, Inc., 5.700%, 6/15/2035	10,000	6,927
MetLife, Inc., 6.125%, 12/1/2011	10,000	9,918
MetLife, Inc., 6.400%, 12/15/2036	25,000	10,518
Morgan Stanley, 3.250%, 12/1/2011	100,000	103,865
Morgan Stanley, 5.625%, 1/9/2012	100,000	96,282
Morgan Stanley, 5.950%, 12/28/2017	100,000	90,990
PNC Bank NA, 4.875%, 9/21/2017	50,000	42,766
Principal Life Income Funding Trusts, 5.125%, 3/1/2011	100,000	98,625
ProLogis, 5.500%, 4/1/2012	50,000	31,239
Prudential Financial, Inc., 4.500%, 7/15/2013	50,000	37,791
Prudential Financial, Inc., 6.000%, 12/1/2017	50,000	33,070
Realty Income Corp., 5.950%, 9/15/2016	25,000	17,380
Simon Property Group LP, 5.100%, 6/15/2015	25,000	19,118
Simon Property Group LP, 5.300%, 5/30/2013	50,000	40,862
SLM Corp., 5.400%, 10/25/2011	25,000	15,508
Sovereign Bank, 5.125%, 3/15/2013	25,000	21,200
Transatlantic Holdings, Inc., 5.750%, 12/14/2015	20,000	12,136
Travelers Cos., Inc., 5.500%, 12/1/2015	25,000	24,333
Travelers Cos., Inc., 5.750%, 12/15/2017	25,000	24,476
Vornado Realty LP, 5.600%, 2/15/2011	25,000	23,427
Wachovia Bank NA, 4.875%, 2/1/2015	50,000	41,131
Wachovia Bank NA, 6.600%, 1/15/2038	25,000	19,826
Wachovia Corp., 5.625%, 10/15/2016	50,000	38,601
Wachovia Corp., 5.700%, 8/1/2013	50,000	46,767
Wells Fargo & Co., 3.000%, 12/9/2011	25,000	25,864
Wells Fargo & Co., 5.250%, 10/23/2012	50,000	48,624
Wells Fargo & Co., 5.625%, 12/11/2017	25,000	22,848
Wells Fargo Bank NA, 5.750%, 5/16/2016	100,000	85,271
Western Union Co., 5.400%, 11/17/2011	50,000	51,014
Willis North America, Inc., 5.625%, 7/15/2015	25,000	18,097

Total Financials		4,161,395

Health Care - 1.0%
Abbott Laboratories, 5.600%, 5/15/2011	50,000	53,639
Aetna, Inc., 6.625%, 6/15/2036	35,000	28,958
AmerisourceBergen Corp., 5.875%, 9/15/2015	10,000	9,472
Amgen, Inc., 5.850%, 6/1/2017	25,000	25,641
Amgen, Inc., 6.375%, 6/1/2037	25,000	24,051

3

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2009 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Health Care - (continued)
Baxter International, Inc., 4.625%, 3/15/2015	$10,000	$10,181
Baxter International, Inc., 5.900%, 9/1/2016	50,000	52,843
Bristol-Myers Squibb Co., 5.875%, 11/15/2036	25,000	23,946
Eli Lilly & Co., 5.200%, 3/15/2017	50,000	51,682
GlaxoSmithKline Capital, Inc., 5.650%, 5/15/2018	100,000	102,753
Johnson & Johnson, 4.950%, 5/15/2033	10,000	9,442
Rohm & Haas Co., 7.850%, 7/15/2029	50,000	41,487
Teva Pharmaceutical Finance LLC, 5.550%, 2/1/2016	10,000	10,425
Teva Pharmaceutical Finance LLC, 6.150%, 2/1/2036	10,000	9,254
UnitedHealth Group, Inc., 6.000%, 11/15/2017	25,000	22,407
WellPoint, Inc., 6.375%, 1/15/2012	50,000	51,309
Wyeth, 5.500%, 2/15/2016	25,000	25,463
Wyeth, 7.250%, 3/1/2023	25,000	27,755

Total Health Care		580,708

Industrials - 1.4%
Boeing Capital Corp. Ltd., 6.500%, 2/15/2012	50,000	52,766
Burlington Northern Santa Fe Corp., 5.900%, 7/1/2012	50,000	52,247
Canadian Pacific Railway Co., 5.950%, 5/15/2037	25,000	17,494
Caterpillar Financial Services Corp., 4.250%, 2/8/2013	50,000	47,085
Caterpillar Financial Services Corp., 5.125%, 10/12/2011	50,000	49,751
Caterpillar, Inc., 6.625%, 7/15/2028	10,000	9,100
Cooper US, Inc., 6.100%, 7/1/2017	25,000	24,577
CSX Corp., 6.250%, 3/15/2018	25,000	21,572
Dover Corp., 5.450%, 3/15/2018	25,000	25,776
Dun & Bradstreet Corp., 5.500%, 3/15/2011	50,000	50,440
Emerson Electric Co., 5.375%, 10/15/2017	25,000	26,148
Honeywell International, Inc., 5.300%, 3/1/2018	50,000	51,192
Honeywell International, Inc., 5.700%, 3/15/2036	25,000	24,345
International Business Machines Corp., 6.500%, 1/15/2028	50,000	51,392
Lockheed Martin Corp., 4.121%, 3/14/2013	25,000	25,836
Lockheed Martin Corp., 7.750%, 5/1/2026	25,000	28,686
Norfolk Southern Corp., 7.700%, 5/15/2017	10,000	11,171
Norfolk Southern Corp., 7.800%, 5/15/2027	15,000	15,753
Northrop Grumman Corp., 7.750%, 2/15/2031	15,000	18,183
Philip Morris International, Inc., 5.650%, 5/16/2018	50,000	49,768
Pitney Bowes, Inc., 5.750%, 9/15/2017	25,000	24,974
Southwest Airlines Co., 5.250%, 10/1/2014	50,000	45,468
Tyco Electronics Group SA, 6.000%, 10/1/2012	50,000	42,580
Tyco International Group SA, 6.000%, 11/15/2013	25,000	23,545
Union Pacific Corp., 6.125%, 2/15/2020	25,000	24,381
Waste Management, Inc., 6.375%, 11/15/2012	25,000	25,194

Total Industrials		839,424

Information Technology - 0.3%
Electronic Data Systems Corp., 6.000%, 8/1/2013	25,000	26,503
Hewlett-Packard Co., 5.250%, 3/1/2012	25,000	26,268
Oracle Corp. and Ozark Holding, Inc., 5.250%, 1/15/2016	50,000	51,054
Science Applications International Corp., 6.250%, 7/1/2012	20,000	20,340
United Technologies Corp., 6.050%, 6/1/2036	25,000	25,108
Xerox Corp., 5.500%, 5/15/2012	50,000	43,333

Total Information Technology		192,606

Materials - 0.4%
Alcoa, Inc., 5.900%, 2/1/2027	25,000	14,037
Alcoa, Inc., 7.375%, 8/1/2010	25,000	25,021
Dow Chemical Co., 6.000%, 10/1/2012	50,000	42,971
EI Du Pont de Nemours & Co., 4.750%, 3/15/2015	25,000	24,671
EI Du Pont de Nemours & Co., 5.600%, 12/15/2036	25,000	21,429
Falconbridge Ltd., 5.500%, 6/15/2017	25,000	17,258
Vale Overseas Ltd., 6.875%, 11/21/2036	50,000	43,427
Weyerhaeuser Co., 7.375%, 3/15/2032	50,000	33,483

Total Materials		222,297

Telecommunication Services - 0.8%
AT&T Wireless Services, Inc., 8.125%, 5/1/2012	50,000	54,548
AT&T, Inc., 6.150%, 9/15/2034	25,000	21,969
AT&T, Inc., 6.400%, 5/15/2038	50,000	44,622
AT&T, Inc., 6.800%, 5/15/2036	25,000	23,685
BellSouth Capital Funding Corp., 7.875%, 2/15/2030	25,000	25,591
BellSouth Corp., 5.200%, 9/15/2014	30,000	30,207

4

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2009 (Unaudited)

Portfolio of investments

	Par Amount	Value
Corporate Bonds - (continued)

Telecommunication Services - (continued)
BellSouth Corp., 6.000%, 11/15/2034	$10,000	$8,985
EMBARQ Corp., 6.738%, 6/1/2013	50,000	46,666
Motorola, Inc., 6.000%, 11/15/2017	25,000	19,418
SBC Communications, Inc. Global Note, 6.250%, 3/15/2011	50,000	52,249
Verizon Communications, Inc., 5.500%, 2/15/2018	50,000	47,698
Verizon Communications, Inc., 5.550%, 2/15/2016	50,000	49,266
Verizon Global Funding Corp., 5.850%, 9/15/2035	10,000	8,522
Verizon Global Funding Corp., 7.750%, 12/1/2030	25,000	25,539
Verizon New England, Inc., 6.500%, 9/15/2011	30,000	31,106

Total Telecommunication Services		490,071

Utilities - 1.3%
Arizona Public Service Co., 6.500%, 3/1/2012	10,000	9,985
Atlantic City Electric Co., 7.750%, 11/15/2018	15,000	16,825
Carolina Power & Light Co., 5.125%, 9/15/2013	10,000	10,432
CenterPoint Energy Resources Corp., 6.000%, 5/15/2018	25,000	21,212
Cincinnati Gas & Electric, 5.700%, 9/15/2012	50,000	51,090
Columbus Southern Power Co., 6.600%, 3/1/2033	25,000	21,781
Commonwealth Edison Co., 5.900%, 3/15/2036	25,000	20,534
Commonwealth Edison Co., 6.150%, 9/15/2017	50,000	47,593
Consolidated Edison Co. of New York, 4.875%, 2/1/2013	50,000	50,208
Consolidated Edison Co. of New York, Inc., 6.300%, 8/15/2037	25,000	23,243
Constellation Energy Group, 7.000%, 4/1/2012	50,000	49,140
Dominion Resources, Inc., 5.150%, 7/15/2015	15,000	14,407
Dominion Resources, Inc., 6.000%, 11/30/2017	50,000	49,297
Exelon Corp., 4.450%, 6/15/2010	25,000	24,589
Exelon Corp., 5.625%, 6/15/2035	15,000	10,047
Florida Power & Light Co., 4.950%, 6/1/2035	25,000	22,018
MidAmerican Energy Co., 6.750%, 12/30/2031	10,000	10,004
MidAmerican Funding LLC, 6.927%, 3/1/2029	25,000	24,060
National Rural Utilities Cooperative Finance Corp., 7.250%, 3/1/2012	100,000	103,953
Nisource Finance Corp., 6.400%, 3/15/2018	25,000	20,261
Oneok, Inc., 5.200%, 6/15/2015	25,000	22,289
Pacific Gas & Electric Co., 6.050%, 3/1/2034	15,000	14,725
Public Service Co. of Colorado, 6.250%, 9/1/2037	10,000	10,415
Public Service Electric & Gas Co., 5.800%, 5/1/2037	25,000	24,013
Puget Sound Energy, Inc., 6.274%, 3/15/2037	25,000	20,696
TXU Electric Delivery Co., 7.000%, 5/1/2032	25,000	22,517
Virginia Electric and Power Co., 5.400%, 1/15/2016	50,000	50,673

Total Utilities		766,007

Total Corporate Bonds - (Identified Cost $10,800,488)		9,757,940

International Debt - 5.0%

Abbey National PLC, 7.950%, 10/26/2029	25,000	21,734
Alcan, Inc., 5.200%, 1/15/2014	50,000	42,194
America Movil SA de CV, 5.750%, 1/15/2015	15,000	14,462
America Movil SAB de CV, 5.625%, 11/15/2017	50,000	45,594
ArcelorMittal, 6.125%, 6/1/2018	50,000	36,230
Asian Development Bank, 5.593%, 7/16/2018	50,000	58,836
AstraZeneca PLC, 6.450%, 9/15/2037	25,000	26,018
BHP Billiton Finance Ltd., 5.000%, 12/15/2010	25,000	25,559
BHP Billiton Finance Ltd., 5.125%, 3/29/2012	25,000	25,438
Brazilian Government International Bond, 6.000%, 1/17/2017	100,000	100,250
Brazilian Government International Bond, 8.250%, 1/20/2034	50,000	55,750
British Telecommunications PLC, 8.625%, 12/15/2010	50,000	52,057
British Telecommunications PLC, 9.125%, 12/15/2030	25,000	22,773
Canadian National Railway Co., 6.200%, 6/1/2036	25,000	25,112
Deutsche Bank AG, 5.375%, 10/12/2012	100,000	101,509
Deutsche Telekom International Finance BV, 8.750%, 6/15/2030	25,000	26,774
Diageo Finance BV, 5.300%, 10/28/2015	50,000	51,239
Eksportfinans ASA, 5.000%, 2/14/2012	100,000	104,069

5

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2009 (Unaudited)

Portfolio of investments

	Par Amount	Value
International Debt - (continued)

European Investment Bank, 4.125%, 9/15/2010	50,000	$51,976
European Investment Bank, 4.625%, 5/15/2014	200,000	215,274
European Investment Bank, 4.875%, 2/16/2016	50,000	54,447
Export-Import Bank Of Korea (KEXIM), 5.125%, 2/14/2011	25,000	24,614
France Telecom SA, 7.750%, 3/1/2011	100,000	107,147
HSBC Holdings PLC, 6.500%, 5/2/2036	25,000	20,693
International Bank for Reconstruction & Development, 7.625%, 1/19/2023	25,000	34,198
International Finance Corp., 3.500%, 5/15/2013	100,000	103,876
Israel Government International Bond, 5.125%, 3/26/2019	75,000	75,671
Israel Government International Bond, 5.500%, 11/9/2016	25,000	26,917
Italy Government International Bond, 4.500%, 1/21/2015	100,000	100,394
Italy Government International Bond, 5.625%, 6/15/2012	100,000	106,209
Italy, Republic of,, 6.875%, 9/27/2023	25,000	28,577
KfW Bankengruppe, 3.250%, 3/15/2013	100,000	101,885
KfW Bankengruppe, 4.875%, 1/17/2017	100,000	107,806
Koninklijke Philips Electronics NV, 6.875%, 3/11/2038	50,000	48,652
Kreditanstalt fuer Wiederaufbau, 0.00%, 4/18/2036	50,000	14,031
Landwirtschaftliche Rentenbank, 4.875%, 2/14/2011	100,000	105,839
Mexico Government International Bond, 6.625%, 3/3/2015	25,000	26,438
Mexico Government International Bond, 6.750%, 9/27/2034	20,000	18,936
Mexico Government International Bond, 8.125%, 12/30/2019	50,000	56,250
Mexico Government International Bond, 8.300%, 8/15/2031	50,000	55,675
Nexen, Inc., 5.875%, 3/10/2035	25,000	16,584
Oesterreichische Kontrollbank AG, 4.875%, 2/16/2016	100,000	110,506
Province of British Columbia Canada, 6.500%, 1/15/2026	25,000	30,861
Province of Nova Scotia Canada, 5.125%, 1/26/2017	50,000	53,528
Province of Ontario Canada, 5.000%, 10/18/2011	100,000	106,161
Province of Quebec Canada, 4.600%, 5/26/2015	50,000	51,864
Region of Lombardy Italy, 5.804%, 10/25/2032	50,000	53,053
Republic of Korea, 4.875%, 9/22/2014	25,000	24,584
Republic of Peru, 6.550%, 3/14/2037	25,000	22,500
Telecom Italia Capital SA, 6.375%, 11/15/2033	50,000	36,525
Telefonica Emisiones SAU, 5.984%, 6/20/2011	50,000	51,455
Telefonica Emisiones SAU, 6.221%, 7/3/2017	25,000	25,662
Thomson Corp. Note, 5.700%, 10/1/2014	50,000	49,645
Vodafone Group PLC, 6.150%, 2/27/2037	25,000	23,648
Vodafone Group PLC, 7.875%, 2/15/2030	25,000	27,539
Weatherford International Ltd., 5.500%, 2/15/2016	25,000	21,185

Total International Debt - (Identified Cost $3,039,429)		3,026,403

Mortgage-Backed Securities - 42.4%

Government National Mortgage Association, 30 YR, 5.000%	200,000	207,281
Federal Home Loan Mortgage Corporation, 30 YR, 4.500%	300,000	305,156
Federal Home Loan Mortgage Corporation, 4.500% - 7.000%, 5/1/2020 - 10/1/2038	6,860,502	7,125,312
Federal National Mortgage Association, 4.000% - 7.000%, 6/1/2019 - 9/1/2038	14,918,080	15,534,764
Government National Mortgage Association, 4.500% - 6.500%, 2/15/2036 - 8/15/2038	2,459,464	2,567,486

Total Mortgage-Backed Securities - (Identified Cost $24,676,513)		25,739,999

U.S. Treasury - 25.6%

U.S. Treasury Bonds - 4.5%
4.750%, 2/15/2037	300,000	359,531
6.125%, 8/15/2029	175,000	238,274
6.375%, 8/15/2027	150,000	206,719
6.750%, 8/15/2026	100,000	142,281
7.250%, 5/15/2016	100,000	131,820
7.500%, 11/15/2016	250,000	335,723
8.000%, 11/15/2021	350,000	518,000
8.500%, 2/15/2020	280,000	418,163
8.875%, 8/15/2017	150,000	218,906
9.250%, 2/15/2016	135,000	194,326

Total		2,763,743

U.S. Treasury Notes - 21.1%
0.875%, 12/31/2010	400,000	400,860
0.875%, 1/31/2011	300,000	300,751

6

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2009 (Unaudited)

Portfolio of investments

	Par Amount	Value
U.S. Treasury - (continued)

U.S. Treasury Notes - (continued)
0.875%, 2/28/2011	$200,000	$200,445
0.875%, 3/31/2011	200,000	200,156
1.250%, 11/30/2010	100,000	100,840
1.500%, 10/31/2010	500,000	506,114
1.500%, 12/31/2013	250,000	249,453
1.750%, 3/31/2014	200,000	200,281
1.875%, 2/28/2014	300,000	303,376
2.000%, 11/30/2013	300,000	306,281
2.375%, 8/31/2010	900,000	922,325
2.375%, 3/31/2016	200,000	200,906
2.625%, 5/31/2010	750,000	767,725
2.750%, 10/31/2013	400,000	422,000
2.750%, 2/15/2019	75,000	75,434
3.125%, 4/30/2013	350,000	374,637
3.375%, 6/30/2013	350,000	378,465
3.375%, 7/31/2013	500,000	541,094
3.625%, 12/31/2012	250,000	271,035
3.750%, 11/15/2018	200,000	218,079
3.875%, 5/15/2018	300,000	331,031
4.000%, 2/15/2015	150,000	167,836
4.000%, 8/15/2018	200,000	221,906
4.125%, 8/31/2012	200,000	219,094
4.250%, 11/15/2017	500,000	567,344
4.375%, 2/15/2038	200,000	227,250
4.500%, 2/28/2011	100,000	107,047
4.500%, 9/30/2011	100,000	108,750
4.500%, 11/30/2011	100,000	109,234
4.500%, 3/31/2012	400,000	439,438
4.500%, 4/30/2012	450,000	494,860
4.625%, 12/31/2011	500,000	549,024
4.625%, 2/15/2017	200,000	232,438
4.750%, 8/15/2017	300,000	351,000
4.875%, 8/15/2016	525,000	617,901
5.000%, 5/15/2037	100,000	124,438
5.125%, 6/30/2011	250,000	274,180
5.125%, 5/15/2016	150,000	178,992
5.375%, 2/15/2031	100,000	126,109
6.625%, 2/15/2027	175,000	246,504
11.250%, 2/15/2015	100,000	150,914

Total		12,785,547

Total U.S. Treasury - (Identified Cost $14,740,787)		15,549,290

U.S. Government Agencies - 8.8%

Federal Farm Credit Bank, 3.875% - 5.375%, 5/7/2010 - 1/17/2017	425,000	454,233
Federal Home Loan Bank, 2.375% - 5.500%, 4/30/2010 - 7/15/2036	975,000	1,026,131
Federal Home Loan Bank of Chicago, 5.625%, 6/13/2016	50,000	48,883
Federal Home Loan Mortgage Corp., 2.000% - 6.750%, 4/30/2010 - 7/15/2032	2,205,000	2,277,015
Federal National Mortgage Association, 1.750% - 7.125%, 4/28/2010 - 7/15/2037	1,425,000	1,468,268
Tennessee Valley Authority, 5.500% - 6.750%, 7/18/2017 - 1/15/2038	75,000	87,950

Total U.S. Government Agencies - (Identified Cost $5,220,557)		5,362,480

Commercial Mortgage-Backed Securities - 3.5%

Banc of America Commercial Mortgage, Inc., 5.118%, 7/11/2043	60,000	56,574
Banc of America Commercial Mortgage, Inc., 5.227%, 10/10/2045	20,000	16,815
Banc of America Commercial Mortgage, Inc., 5.658%, 6/10/2049	125,000	85,121
Bear Stearns Commercial Mortgage Securities, 4.740%, 3/13/2040	40,000	35,890
Bear Stearns Commercial Mortgage Securities, 5.405%, 12/11/2040	50,000	39,450
Chase Commercial Mortgage Securities Corp., 7.319%, 10/15/2032	22,063	22,320
Citigroup Commercial Mortgage Trust, 5.726%, 3/15/2049	25,000	3,739
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.226%, 7/15/2044	50,000	25,071
Commercial Mortgage Pass Through Certificates, 5.347%, 12/10/2046	50,000	20,769
Commercial Mortgage Pass Through Certificates, 5.706%, 6/10/2046	50,000	41,473
Credit Suisse Mortgage Capital Certificates, 5.827%, 6/15/2038	100,000	67,715
CS First Boston Mortgage Securities Corp., 4.429%, 12/15/2036	142,266	138,679
CS First Boston Mortgage Securities Corp., 4.730%, 7/15/2037	20,000	10,096
CS First Boston Mortgage Securities Corp., 5.230%, 12/15/2040	50,000	38,432
CS First Boston Mortgage Securities Corp., 5.416%, 5/15/2036	35,000	28,356
CS First Boston Mortgage Securities Corp., 6.387%, 8/15/2036	24,830	24,558
CW Capital Cobalt Ltd., 5.484%, 4/15/2047	25,000	16,306
G.E. Capital Commercial Mortgage Corp., 5.189%, 7/10/2039	150,000	124,502
GMAC Commercial Mortgage Securities, Inc., 6.465%, 4/15/2034	23,742	23,727
GMAC Commercial Mortgage Securities, Inc., 6.957%, 9/15/2035	19,609	19,911
Greenwich Capital Commercial Funding Corp., 5.736%, 12/10/2049	125,000	90,301

7

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2009 (Unaudited)

Portfolio of investments

	Par Amount	Value
Commercial Mortgage-Backed Securities - (continued)

GS Mortgage Securities Corp. II, 4.761%, 7/10/2039	$15,000	$11,735
GS Mortgage Securities Corp. II, 5.396%, 8/10/2038	100,000	82,321
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/2038	20,000	16,393
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3 Class A4A, 4.936%, 8/15/2042	50,000	38,094
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A3, 4.959%, 8/15/2042	35,000	26,896
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A4, 5.038%, 3/15/2046	20,000	15,481
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class AM, 4.999%, 10/15/2042	15,000	7,514
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A3, 5.819%, 6/12/2043	100,000	80,582
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP6, Class A4, 5.475%, 4/15/2043	100,000	72,757
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/2047	50,000	32,433
LB-UBS Commercial Mortgage Trust, 4.361%, 1/15/2029	50,000	40,755
LB-UBS Commercial Mortgage Trust, 5.018%, 2/15/2031	20,758	20,668
LB-UBS Commercial Mortgage Trust, 5.084%, 2/15/2031	25,000	22,920
LB-UBS Commercial Mortgage Trust, 5.139%, 2/15/2031	20,000	17,418
LB-UBS Commercial Mortgage Trust, 5.207%, 2/15/2031	20,000	16,296
LB-UBS Commercial Mortgage Trust, 5.430%, 2/15/2040	100,000	67,042
Merrill Lynch, 5.378%, 8/12/2048	100,000	63,103
Merrill Lynch Mortgage Trust, 5.243%, 11/12/2037	50,000	38,849
Morgan Stanley Capital I, 5.208%, 11/14/2042	25,000	19,599
Morgan Stanley Capital I, 5.514%, 11/12/2049	100,000	74,188
Morgan Stanley Capital I, 7.147%, 6/3/2030	150,000	150,427
PG&E Energy Recovery Funding LLC, 5.030%, 3/25/2014	50,000	51,969
Salomon Brothers Mortgage Securities VII, 7.455%, 7/18/2033	20,196	20,372
Wachovia Bank Commercial Mortgage Trust, 4.867%, 2/15/2035	100,000	89,702
Wachovia Bank Commercial Mortgage Trust, 5.203%, 1/15/2045	43,900	43,709
Wachovia Bank Commercial Mortgage Trust, 5.308%, 11/15/2048	75,000	50,040
Wachovia Bank Commercial Mortgage Trust, 5.416%, 1/15/2045	50,000	45,606

Total Commercial Mortgage-Backed Securities - (Identified Cost $2,706,881)		2,146,674

Municipal Bonds - 0.1%

State of Connecticut, 5.850%, 3/15/2032	25,000	24,907
State of Illinois, 4.950%, 6/1/2023	25,000	22,753
State of Illinois Taxable, 5.100%, 6/1/2033	25,000	21,861

Total Municipal Bonds - (Identified Cost $74,275)		69,521

	Shares
Mutual Fund - 2.8%

AIM Prime Fund (At Net Asset Value)	$1,698,329	1,698,329

Total Investments - 104.8% (Identified Cost $63,285,055)[1]		63,656,840

Other Assets & Liabilities - Net - (4.8)%		(2,935,901)

Total Net Assets - 100.0%		$60,720,939

[1]

At March 31, 2009, the cost of investments for federal tax purposes was $63,285,055. The net unrealized appreciation of investments for federal tax purposes was $371,785. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,237,454 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,865,669.

For information on the Portfolio’s policies regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

8

AARP Portfolios

U.S. Bond Market Portfolio (continued)

March 31, 2009 (Unaudited)

Portfolio of investments

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. In accordance with FAS 157, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy for measuring fair value and enhancing disclosure. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolios’ investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$22,522,148
Level 2 – Other Significant Observable Inputs	41,134,692
Level 3 – Significant Unobservable Inputs	—

Total	$63,656,840

9

Item 2.	Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Richard M. Hisey, the registrant’s President and Principal Executive Officer and Jeffrey J. GabouryTreasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures as defined in Rule 30a-3(c) of the Investment Company Act of 1940 (the “Procedures”) and evaluated their effectiveness. Based on his review, Mr. Hisey and Mr. Gaboury determined that the Procedures adequately ensure that information required to be disclosed by the registrant in reports on Form N-Q filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AARP PORTFOLIOS

By:	/s/ Richard M. Hisey
Richard M. Hisey
President and Principal Executive Officer

Date:	May 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Richard M. Hisey
Richard M. Hisey
President and Principal Executive Officer

Date:	May 18, 2009

By:	/s/ Jeffrey J. Gaboury
Jeffrey J. Gaboury
Treasurer and Principal Financial Officer

Date:	May 18, 2009